GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Aerospace & Defense – 0.2%
11,170	Teledyne Technologies, Inc.*	$ 3,987,802

Auto Components – 0.4%
213,538	Gentex Corp.	7,057,431

Automobiles – 2.7%
65,796	Tesla, Inc.*	52,211,100

Beverages – 1.8%
14,185	Boston Beer Co., Inc. (The), Class A *	13,006,085
255,762	Monster Beverage Corp.*	22,207,814

		35,213,899

Biotechnology – 2.5%
6,025	Biogen, Inc.*	1,702,725
95,800	Exelixis, Inc.*	2,127,718
105,954	Seagen, Inc.*	17,405,063
113,883	Vertex Pharmaceuticals, Inc.*	26,088,318

		47,323,824

Building Products – 0.1%
14,919	Allegion PLC	1,596,482

Chemicals – 1.5%
102,857	Axalta Coating Systems Ltd.*	2,776,110
36,582	Sherwin-Williams Co. (The)	25,307,428

		28,083,538

Communications Equipment – 0.7%
142,879	Lumentum Holdings, Inc.*	13,402,050

Consumer Finance – 0.9%
375,054	Ally Financial, Inc.	14,192,043
105,032	Synchrony Financial	3,534,327

		17,726,370

Diversified Consumer Services – 0.6%
96,897	Chegg, Inc.*	9,230,408
28,215	frontdoor, Inc.*	1,552,954

		10,783,362

Diversified Financial Services – 0.6%
95,629	Jefferies Financial Group, Inc.	2,232,937

Shares	Description	Value

Common Stocks – (continued)
Diversified Financial Services – (continued)
160,603	Voya Financial, Inc.	$ 8,907,042

		11,139,979

Electronic Equipment, Instruments & Components – 0.1%
25,633	Dolby Laboratories, Inc., Class A	2,256,473

Entertainment – 3.0%
120,713	Activision Blizzard, Inc.	10,984,883
52,970	Netflix, Inc.*	28,200,698
32,434	Roku, Inc.*	12,617,799
28,596	Take-Two Interactive Software, Inc.*	5,732,068

		57,535,448

Equity Real Estate Investment Trusts (REITs) – 3.4%
6,055	AvalonBay Communities, Inc. REIT	991,022
16,455	CoreSite Realty Corp. REIT	2,212,210
322,634	Equity LifeStyle Properties, Inc. REIT	19,629,053
11,377	Extra Space Storage, Inc. REIT	1,294,589
21,686	Gaming and Leisure Properties, Inc. REIT	891,945
77,306	Healthcare Trust of America, Inc., Class A REIT	2,183,894
13,436	Lamar Advertising Co., Class A REIT	1,085,360
165,729	Prologis, Inc. REIT	17,103,233
75,179	SBA Communications Corp. REIT	20,198,342

		65,589,648

Food & Staples Retailing – 0.7%
39,899	Costco Wholesale Corp.	14,061,605

Health Care Equipment & Supplies – 4.1%
10,761	ABIOMED, Inc.*	3,747,518
5,865	Align Technology, Inc.*	3,081,354
20,969	Cooper Cos., Inc. (The)	7,633,555
4,205	Edwards Lifesciences Corp.*	347,249
265,751	Hologic, Inc.*	21,188,327
73,283	Quidel Corp.*	18,391,835
6,451	Teleflex, Inc.	2,436,091
75,588	West Pharmaceutical Services, Inc.	22,637,850

		79,463,779

Health Care Providers & Services – 3.6%
48,474	Anthem, Inc.	14,395,808
18,032	Chemed Corp.	9,338,773

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
33,909	Encompass Health Corp.	$ 2,726,284
138,954	HCA Healthcare, Inc.	22,577,246
25,894	UnitedHealth Group, Inc.	8,637,720
88,526	Universal Health Services, Inc., Class B	11,037,422

		68,713,253

Hotels, Restaurants & Leisure – 1.3%
16,487	Chipotle Mexican Grill, Inc.*	24,400,760

Insurance – 1.6%
2,020	Alleghany Corp.	1,145,037
84,050	Aon PLC, Class A	17,070,555
148,019	Arch Capital Group Ltd.*	4,649,277
4,365	Everest Re Group Ltd.	921,364
37,288	Old Republic International Corp.	674,913
38,894	Primerica, Inc.	5,418,323
19,222	W R Berkley Corp.	1,194,455

		31,073,924

Interactive Media & Services – 8.9%
40,796	Alphabet, Inc., Class C*	74,890,849
325,167	Facebook, Inc., Class A*	84,000,391
93,554	Pinterest, Inc., Class A*	6,409,385
48,622	Zillow Group, Inc., Class C*	6,343,226

		171,643,851

Internet & Direct Marketing Retail – 8.5%
45,424	Amazon.com, Inc.*	145,638,429
50,604	Etsy, Inc.*	10,074,750
32,045	Wayfair, Inc., Class A*	8,726,495

		164,439,674

IT Services – 8.6%
47,038	Accenture PLC, Class A	11,379,433
5,661	Black Knight, Inc.*	462,447
135,748	Booz Allen Hamilton Holding Corp.	11,561,657
37,995	EPAM Systems, Inc.*	13,086,618
3,388	Gartner, Inc.*	514,671
4,039	Global Payments, Inc.	712,964
31,244	Mastercard, Inc., Class A	9,882,165
33,989	Okta, Inc.*	8,803,491
202,551	PayPal Holdings, Inc.*	47,459,725
66,954	Square, Inc., Class A*	14,459,386

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
21,182	Twilio, Inc., Class A*	$ 7,613,446
30,791	VeriSign, Inc.*	5,975,609
78,094	Visa, Inc., Class A	15,091,666
839,504	Western Union Co. (The)	18,695,754

		165,699,032

Life Sciences Tools & Services – 1.9%
29,243	IQVIA Holdings, Inc.*	5,199,405
18,749	Mettler-Toledo International, Inc.*	21,900,707
26,815	PerkinElmer, Inc.	3,943,682
2,597	Repligen Corp.*	519,400
9,743	Thermo Fisher Scientific, Inc.	4,966,007

		36,529,201

Machinery – 0.2%
13,713	Donaldson Co., Inc.	815,101
12,156	Parker-Hannifin Corp.	3,216,599

		4,031,700

Media – 0.2%
27,954	Nexstar Media Group, Inc., Class A	3,177,531

Multiline Retail – 0.9%
99,833	Target Corp.	18,086,745

Personal Products – 1.6%
88,459	Estee Lauder Cos., Inc. (The), Class A	20,933,822
186,791	Herbalife Nutrition Ltd.*	9,518,870

		30,452,692

Pharmaceuticals – 2.6%
44,830	Horizon Therapeutics PLC*	3,249,278
58,807	Jazz Pharmaceuticals PLC*	9,144,489
69,971	Johnson & Johnson	11,414,369
172,843	Zoetis, Inc.	26,661,033

		50,469,169

Professional Services – 0.3%
7,189	CoStar Group, Inc.*	6,468,015

Road & Rail – 0.8%
58,701	Old Dominion Freight Line, Inc.	11,387,994

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – (continued)
90,338	Uber Technologies, Inc.*	$ 4,600,914

		15,988,908

Semiconductors & Semiconductor Equipment – 4.7%
130,007	Advanced Micro Devices, Inc.*	11,133,800
215,180	Applied Materials, Inc.	20,803,602
5,912	Enphase Energy, Inc.*	1,078,053
8,384	First Solar, Inc.*	831,274
73,201	KLA Corp.	20,501,404
32,102	Lam Research Corp.	15,535,763
7,419	Monolithic Power Systems, Inc.	2,635,897
25,699	NVIDIA Corp.	13,352,943
34,337	NXP Semiconductors NV (Netherlands)	5,510,058

		91,382,794

Software – 16.9%
8,484	Adobe, Inc.*	3,892,205
16,316	Autodesk, Inc.*	4,526,548
163,500	Cadence Design Systems, Inc.*	21,318,765
11,805	Cloudflare, Inc., Class A*	904,971
22,760	Crowdstrike Holdings, Inc., Class A*	4,911,608
29,187	DocuSign, Inc.*	6,797,360
487,119	Dropbox, Inc., Class A*	11,023,503
32,220	Fair Isaac Corp.*	14,502,544
22,000	Fortinet, Inc.*	3,184,500
15,660	HubSpot, Inc.*	5,828,652
874,183	Microsoft Corp.	202,775,489
52,210	Palo Alto Networks, Inc.*	18,312,658
3,902	salesforce.com, Inc.*	880,135
5,762	ServiceNow, Inc.*	3,129,688
12,759	Trade Desk, Inc. (The), Class A*	9,773,266
35,068	Zoom Video Communications, Inc., Class A*	13,047,751

		324,809,643

Specialty Retail – 0.8%
94,094	Dick’s Sporting Goods, Inc.	6,305,239
77,395	L Brands, Inc.	3,154,620
84,446	TJX Cos., Inc. (The)	5,407,922
8,191	Williams-Sonoma, Inc.	1,055,984

		15,923,765

Technology Hardware, Storage & Peripherals – 10.8%
1,580,603	Apple, Inc.	208,576,372

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – (continued)
4,879	Dell Technologies, Inc., Class C*	$ 355,630

		208,932,002

Textiles, Apparel & Luxury Goods – 1.1%
1,974	Lululemon Athletica, Inc.*	648,814
149,586	NIKE, Inc., Class B	19,983,194

		20,632,008

Tobacco – 0.7%
162,565	Philip Morris International, Inc.	12,948,302

TOTAL INVESTMENTS – 99.3%
(Cost $1,226,778,108)		$1,913,235,759

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		14,367,508

NET ASSETS – 100.0%		$1,927,603,267

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Aerospace & Defense – 0.9%
3,728	Boeing Co. (The)	$ 723,940
7,511	Teledyne Technologies, Inc.*	2,681,502

		3,405,442

Air Freight & Logistics – 0.7%
5,652	FedEx Corp.	1,330,142
6,764	United Parcel Service, Inc., Class B	1,048,420

		2,378,562

Auto Components – 0.9%
96,844	Gentex Corp.	3,200,694

Automobiles – 1.7%
414,321	Ford Motor Co.*	4,362,800
32,020	General Motors Co.	1,622,774

		5,985,574

Banks – 5.1%
43,339	Bank of America Corp.	1,285,001
5,042	BOK Financial Corp.	372,402
34,799	Citigroup, Inc.	2,017,994
10,482	First Republic Bank	1,519,785
36,842	JPMorgan Chase & Co.	4,740,460
2,415	Prosperity Bancshares, Inc.	162,868
10,982	Signature Bank	1,814,117
29,492	Umpqua Holdings Corp.	427,929
131,958	Wells Fargo & Co.	3,942,905
20,043	Western Alliance Bancorp	1,366,532
13,886	Zions Bancorp NA	612,928

		18,262,921

Beverages – 1.8%
13,563	Constellation Brands, Inc., Class A	2,860,843
39,814	Monster Beverage Corp.*	3,457,050

		6,317,893

Biotechnology – 1.4%
4,778	AbbVie, Inc.	489,649
2,890	Biogen, Inc.*	816,743
15,924	Vertex Pharmaceuticals, Inc.*	3,647,870

		4,954,262

Shares	Description	Value

Common Stocks – (continued)
Building Products – 1.2%
10,045	Allegion PLC	$ 1,074,915
10,138	Lennox International, Inc.	2,792,918
9,303	Masco Corp.	505,246

		4,373,079

Capital Markets – 2.7%
23,522	CME Group, Inc.	4,274,888
3,257	Evercore, Inc., Class A	355,338
7,146	Interactive Brokers Group, Inc., Class A	437,264
7,690	Raymond James Financial, Inc.	768,462
11,914	S&P Global, Inc.	3,776,738

		9,612,690

Chemicals – 3.6%
131,453	Axalta Coating Systems Ltd.*	3,547,916
22,537	Celanese Corp.	2,752,894
19,610	Chemours Co. (The)	516,527
16,793	Corteva, Inc.	669,369
27,328	Element Solutions, Inc.	465,396
5,872	Linde PLC (United Kingdom)	1,440,989
2,810	RPM International, Inc.	231,741
4,827	Sherwin-Williams Co. (The)	3,339,319

		12,964,151

Commercial Services & Supplies – 0.2%
7,837	Clean Harbors, Inc.*	607,054

Communications Equipment – 0.4%
7,119	Cisco Systems, Inc.	317,365
12,133	Lumentum Holdings, Inc.*	1,138,075

		1,455,440

Construction Materials – 0.6%
3,362	Eagle Materials, Inc.	369,921
3,278	Martin Marietta Materials, Inc.	942,130
4,566	Vulcan Materials Co.	680,973

		1,993,024

Consumer Finance – 3.4%
100,520	Ally Financial, Inc.	3,803,677
37,770	Capital One Financial Corp.	3,937,900
39,905	Santander Consumer USA Holdings, Inc.	881,901

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – (continued)
107,380	Synchrony Financial	$ 3,613,337

		12,236,815

Diversified Consumer Services – 0.2%
5,171	frontdoor, Inc.*	284,612
25,399	H&R Block, Inc.	437,625

		722,237

Diversified Financial Services – 2.9%
24,118	Berkshire Hathaway, Inc., Class B*	5,495,768
90,054	Jefferies Financial Group, Inc.	2,102,761
51,467	Voya Financial, Inc.	2,854,360

		10,452,889

Diversified Telecommunication Services – 0.5%
22,478	AT&T, Inc.	643,545
23,260	Verizon Communications, Inc.	1,273,485

		1,917,030

Electric Utilities – 0.9%
30,171	Entergy Corp.	2,876,201
4,912	Evergy, Inc.	263,922

		3,140,123

Electrical Equipment – 0.5%
15,983	AMETEK, Inc.	1,810,235

Electronic Equipment, Instruments & Components – 0.7%
15,232	Arrow Electronics, Inc.*	1,487,100
1,681	Dolby Laboratories, Inc., Class A	147,978
25,661	Jabil, Inc.	1,061,596

		2,696,674

Energy Equipment & Services – 0.8%
29,284	Baker Hughes Co.	588,316
15,519	Halliburton Co.	273,600
67,426	NOV, Inc.	834,734
56,482	Schlumberger NV	1,254,465

		2,951,115

Entertainment – 2.3%
15,194	Activision Blizzard, Inc.	1,382,654
12,430	Lions Gate Entertainment Corp., Class B*	153,635

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
1,861	Netflix, Inc.*	$ 990,778
3,627	Roku, Inc.*	1,411,012
3,975	Take-Two Interactive Software, Inc.*	796,788
20,248	Walt Disney Co. (The)*	3,405,106

		8,139,973

Equity Real Estate Investment Trusts (REITs) – 7.5%
24,948	Apartment Investment and Management Co., Class A REIT	114,511
13,658	AvalonBay Communities, Inc. REIT	2,235,405
26,527	Brandywine Realty Trust REIT	291,797
14,321	Camden Property Trust REIT	1,462,890
29,308	Equity LifeStyle Properties, Inc. REIT	1,783,099
2,304	Extra Space Storage, Inc. REIT	262,172
71,954	First Industrial Realty Trust, Inc. REIT	2,924,211
13,810	Gaming and Leisure Properties, Inc. REIT	568,005
8,043	Healthcare Trust of America, Inc., Class A REIT	227,215
120,250	Invitation Homes, Inc. REIT	3,544,970
5,239	Lamar Advertising Co., Class A REIT	423,206
13,959	Mid-America Apartment Communities, Inc. REIT	1,853,057
50,940	Prologis, Inc. REIT	5,257,008
7,518	SBA Communications Corp. REIT	2,019,861
13,543	Sun Communities, Inc. REIT	1,938,410
10,151	UDR, Inc. REIT	390,306
45,957	VEREIT, Inc. REIT	1,619,065

		26,915,188

Food & Staples Retailing – 3.2%
10,811	Costco Wholesale Corp.	3,810,121
53,590	Walmart, Inc.	7,528,859

		11,338,980

Food Products – 0.2%
9,649	Ingredion, Inc.	728,210

Health Care Equipment & Supplies – 2.9%
9,163	Cooper Cos., Inc. (The)	3,335,698
1,932	Danaher Corp.	459,507
40,024	Hologic, Inc.*	3,191,114
4,035	Quidel Corp.*	1,012,664
1,638	Teleflex, Inc.	618,558

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
6,333	West Pharmaceutical Services, Inc.	$ 1,896,670

		10,514,211

Health Care Providers & Services – 3.7%
16,081	Anthem, Inc.	4,775,735
6,843	Encompass Health Corp.	550,177
25,288	HCA Healthcare, Inc.	4,108,794
616	Laboratory Corp. of America Holdings*	141,009
28,882	Universal Health Services, Inc., Class B	3,601,008

		13,176,723

Hotels, Restaurants & Leisure – 1.0%
2,469	Chipotle Mexican Grill, Inc.*	3,654,120

Independent Power and Renewable Electricity Producers – 0.4%
65,410	AES Corp. (The)	1,595,350

Industrial Conglomerates – 0.4%
122,014	General Electric Co.	1,303,110

Insurance – 5.7%
13,987	American Financial Group, Inc.	1,316,736
105,010	Arch Capital Group Ltd.*	3,298,364
10,611	Athene Holding Ltd., Class A*	433,884
9,007	Brighthouse Financial, Inc.*	318,488
30,688	Chubb Ltd.	4,470,321
5,652	Everest Re Group Ltd.	1,193,024
39,848	First American Financial Corp.	2,083,652
34,072	Globe Life, Inc.	3,079,768
71,664	Old Republic International Corp.	1,297,118
3,693	Primerica, Inc.	514,472
37,828	Unum Group	878,745
25,044	W. R. Berkley Corp.	1,556,234

		20,440,806

Interactive Media & Services – 2.9%
3,281	Alphabet, Inc., Class A*	5,995,568
11,176	Facebook, Inc., Class A*	2,887,096
9,428	Pinterest, Inc., Class A*	645,912
6,164	Zillow Group, Inc., Class C*	804,156

		10,332,732

Shares	Description	Value

Common Stocks – (continued)
Internet & Direct Marketing Retail – 0.3%
3,897	Wayfair, Inc., Class A*	$ 1,061,231

IT Services – 5.6%
40,142	Fidelity National Information Services, Inc.	4,955,931
2,832	Fiserv, Inc.*	290,818
16,807	Global Payments, Inc.	2,966,772
49,262	International Business Machines Corp.	5,867,597
1,958	PayPal Holdings, Inc.*	458,779
10,685	VeriSign, Inc.*	2,073,638
164,518	Western Union Co. (The)	3,663,816

		20,277,351

Life Sciences Tools & Services – 2.2%
3,059	Mettler-Toledo International, Inc.*	3,573,218
535	PerkinElmer, Inc.	78,682
8,211	Thermo Fisher Scientific, Inc.	4,185,147

		7,837,047

Machinery – 3.8%
2,626	AGCO Corp.	291,223
3,414	Allison Transmission Holdings, Inc.	138,950
30,794	Caterpillar, Inc.	5,630,375
2,516	Donaldson Co., Inc.	149,551
3,250	Illinois Tool Works, Inc.	631,183
28,374	PACCAR, Inc.	2,588,276
15,636	Parker-Hannifin Corp.	4,137,442

		13,567,000

Media – 1.3%
25,179	Comcast Corp., Class A	1,248,123
4,976	Nexstar Media Group, Inc., Class A	565,622
46,681	Omnicom Group, Inc.	2,911,961

		4,725,706

Metals & Mining – 0.0%
1,552	Southern Copper Corp. (Peru)	103,068

Mortgage Real Estate Investment Trusts (REITs) – 0.4%
78,642	Starwood Property Trust, Inc. REIT	1,475,324

Multiline Retail – 2.2%
46,922	Kohl’s Corp.	2,067,383
6,486	Nordstrom, Inc.	229,929

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multiline Retail – (continued)
29,973	Target Corp.	$ 5,430,208

		7,727,520

Multi-Utilities – 1.2%
25,397	MDU Resources Group, Inc.	667,687
28,439	Sempra Energy	3,519,611

		4,187,298

Oil, Gas & Consumable Fuels – 2.4%
44,701	Chevron Corp.	3,808,525
47,098	EOG Resources, Inc.	2,400,114
32,700	Exxon Mobil Corp.	1,466,268
19,131	Hess Corp.	1,032,692

		8,707,599

Personal Products – 1.5%
14,701	Estee Lauder Cos., Inc. (The), Class A	3,478,992
40,616	Herbalife Nutrition Ltd.*	2,069,791

		5,548,783

Pharmaceuticals – 5.2%
16,370	Jazz Pharmaceuticals PLC*	2,545,535
68,386	Johnson & Johnson	11,155,808
2,518	Merck & Co., Inc.	194,062
28,425	Pfizer, Inc.	1,020,457
18,948	Viatris, Inc.*	321,927
23,058	Zoetis, Inc.	3,556,697

		18,794,486

Real Estate Management & Development – 0.0%
488	Jones Lang LaSalle, Inc.*	71,350

Road & Rail – 2.2%
2,122	AMERCO	981,298
2,460	CSX Corp.	210,957
6,800	Kansas City Southern	1,378,156
1,069	Landstar System, Inc.	149,019
17,526	Old Dominion Freight Line, Inc.	3,400,044
32,196	Uber Technologies, Inc.*	1,639,742

		7,759,216

Semiconductors & Semiconductor Equipment – 3.7%
16,789	Applied Materials, Inc.	1,623,160

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
9,564	First Solar, Inc.*	$ 948,271
76,227	Intel Corp.	4,231,361
12,607	Micron Technology, Inc.*	986,750
14,957	NXP Semiconductors NV (Netherlands)	2,400,150
19,732	Texas Instruments, Inc.	3,269,395

		13,459,087

Software – 0.1%
2,207	Oracle Corp.	133,369
494	Zoom Video Communications, Inc., Class A*	183,803

		317,172

Specialty Retail – 2.4%
37,960	Dick’s Sporting Goods, Inc.	2,543,699
44,514	L Brands, Inc.	1,814,391
59,408	TJX Cos., Inc. (The)	3,804,488
2,492	Williams-Sonoma, Inc.	321,269

		8,483,847

Technology Hardware, Storage & Peripherals – 0.9%
14,859	Dell Technologies, Inc., Class C*	1,083,073
36,408	Western Digital Corp.	2,054,503

		3,137,576

Textiles, Apparel & Luxury Goods – 0.4%
12,631	Skechers USA, Inc., Class A*	435,517
31,044	Tapestry, Inc.	981,611

		1,417,128

Tobacco – 1.7%
77,937	Philip Morris International, Inc.	6,207,682

Trading Companies & Distributors – 0.3%
6,523	Air Lease Corp.	258,506
2,472	United Rentals, Inc.*	600,721

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
1,482	Watsco, Inc.	$ 353,442

		1,212,669

TOTAL INVESTMENTS – 99.1% (Cost $323,661,858)		$355,655,447

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		3,273,193

NET ASSETS – 100.0%		$358,928,640

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.1%
Aerospace & Defense – 0.7%
8,255	AeroVironment, Inc. *	$ 947,426
19,619	Astronics Corp. *	244,453
18,553	Maxar Technologies, Inc.	776,814
12,656	Moog, Inc., Class A	934,899
10,949	Vectrus, Inc.*	562,778

		3,466,370

Air Freight & Logistics – 0.3%
55,637	Echo Global Logistics, Inc.*	1,464,922
33,708	Radiant Logistics, Inc.*	195,507

		1,660,429

Auto Components – 2.2%
38,106	Adient PLC*	1,230,443
98,816	American Axle & Manufacturing Holdings, Inc.*	870,569
10,913	Cooper Tire & Rubber Co.	401,053
285,212	Goodyear Tire & Rubber Co. (The)*	3,008,987
53,009	Standard Motor Products, Inc.	2,079,543
14,531	Tenneco, Inc., Class A*	146,763
26,380	Visteon Corp.*	3,362,922
11,191	Workhorse Group, Inc.*	384,075

		11,484,355

Banks – 6.9%
54,271	1st Source Corp.	2,135,564
47,786	Amalgamated Bank, Class A	700,543
68,229	Atlantic Capital Bancshares, Inc.*	1,220,617
159,511	Bancorp, Inc. (The)*	2,674,999
4,789	Banner Corp.	211,817
25,732	Cadence BanCorp	461,117
23,966	Central Pacific Financial Corp.	476,444
139,348	CVB Financial Corp.	2,707,532
41,089	First Commonwealth Financial Corp.	481,974
138,632	First Foundation, Inc.	2,808,684
48,787	First Internet Bancorp	1,493,858
27,927	Fulton Financial Corp.	374,222
25,346	Glacier Bancorp, Inc.	1,182,391
46,224	Hanmi Financial Corp.	638,816
63,442	Heartland Financial USA, Inc.	2,706,436
50,628	Hope Bancorp, Inc.	566,021
96,062	International Bancshares Corp.	3,632,104
272,993	Investors Bancorp, Inc.	3,142,149
12,469	Metropolitan Bank Holding Corp.*	494,521

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
37,364	National Bank Holdings Corp., Class A	$ 1,243,100
23,862	Preferred Bank	1,152,296
20,768	Sierra Bancorp	454,196
58,670	TriCo Bancshares	2,188,391
59,090	TriState Capital Holdings, Inc.*	1,084,302
41,148	Trustmark Corp.	1,130,336
4,928	United Bankshares, Inc.	156,020
5,823	Washington Trust Bancorp, Inc.	253,766

		35,772,216

Beverages – 0.2%
13,032	Celsius Holdings, Inc.*	695,909
903	National Beverage Corp.	136,840

		832,749

Biotechnology – 11.0%
41,999	Affimed NV (Germany)*	240,654
101,004	Amicus Therapeutics, Inc.*	1,909,986
2,519	Arcturus Therapeutics Holdings, Inc.*	182,527
4,372	Arcus Biosciences, Inc.*	151,840
40,273	Ardelyx, Inc.*	273,454
11,205	Arrowhead Pharmaceuticals, Inc.*	864,690
62,650	Atara Biotherapeutics, Inc.*	1,156,519
49,376	Avid Bioservices, Inc.*	720,396
16,592	CareDx, Inc.*	1,268,127
169,837	Catalyst Pharmaceuticals, Inc.*	618,207
5,460	ChemoCentryx, Inc.*	311,275
11,466	CytomX Therapeutics, Inc.*	79,230
3,890	Eagle Pharmaceuticals, Inc.*	181,546
30,177	Editas Medicine, Inc.*	1,851,359
95,168	Eiger BioPharmaceuticals, Inc.*	914,564
25,567	Emergent BioSolutions, Inc.*	2,731,834
25,550	Fate Therapeutics, Inc.*	2,315,596
34,214	G1 Therapeutics, Inc.*	825,584
7,439	Harpoon Therapeutics, Inc.*	143,424
38,171	Immunovant, Inc.*	1,489,814
4,646	Insmed, Inc.*	174,643
31,818	Intellia Therapeutics, Inc.*	1,992,443
32,447	Invitae Corp.*	1,606,775
241,497	Kadmon Holdings, Inc.*	1,159,186
68,172	Kura Oncology, Inc.*	2,041,751
178,129	Minerva Neurosciences, Inc.*	568,231
12,484	Mirati Therapeutics, Inc.*	2,563,340
81,540	Myriad Genetics, Inc.*	2,246,427

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
41,242	Natera, Inc.*	$ 4,398,047
8,309	NextCure, Inc.*	96,301
8,735	Novavax, Inc.*	1,929,911
279,222	OPKO Health, Inc.*	1,510,591
86,332	Prothena Corp. PLC (Ireland)*	967,782
8,099	REGENXBIO, Inc.*	334,732
41,677	Sangamo Therapeutics, Inc.*	569,308
223,535	Selecta Biosciences, Inc.*	894,140
42,228	Sorrento Therapeutics, Inc.*	534,606
22,863	TG Therapeutics, Inc.*	1,103,597
81,325	Translate Bio, Inc.*	1,942,041
12,825	Twist Bioscience Corp.*	2,110,225
15,189	Ultragenyx Pharmaceutical, Inc.*	2,105,044
63,551	Veracyte, Inc.*	3,603,342
4,295	Vericel Corp.*	177,255
7,134	Vir Biotechnology, Inc.*	460,428
70,826	Xencor, Inc.*	3,240,289
9,111	Y-mAbs Therapeutics, Inc.*	382,753
3,428	Zentalis Pharmaceuticals, Inc.*	131,532

		57,075,346

Building Products – 0.6%
16,469	Masonite International Corp.*	1,638,666
53,579	Quanex Building Products Corp.	1,178,202
8,779	Resideo Technologies, Inc.*	202,795

		3,019,663

Capital Markets – 2.5%
20,520	Artisan Partners Asset Management, Inc., Class A	993,168
36,227	Cohen & Steers, Inc.	2,372,868
80,637	Cowen, Inc., Class A	2,028,021
20,050	Donnelley Financial Solutions, Inc.*	358,695
93,144	Federated Hermes, Inc.	2,514,888
33,432	Oppenheimer Holdings, Inc., Class A	1,159,087
39,213	PJT Partners, Inc., Class A	2,705,305
3,628	Virtus Investment Partners, Inc.	761,880

		12,893,912

Chemicals – 1.9%
194,410	Ferro Corp.*	2,680,914
26,077	Ingevity Corp.*	1,712,998
2,623	Innospec, Inc.	230,273
38,278	Koppers Holdings, Inc.*	1,273,892

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
26,686	Kraton Corp.*	$ 749,343
54,033	Minerals Technologies, Inc.	3,330,054

		9,977,474

Commercial Services & Supplies – 1.4%
11,428	BrightView Holdings, Inc.*	162,049
32,516	Ennis, Inc.	591,791
46,033	HNI Corp.	1,485,025
60,576	KAR Auction Services, Inc.	1,118,233
18,615	Matthews International Corp., Class A	568,316
44,437	McGrath RentCorp	3,101,258
17,104	Pitney Bowes, Inc.	159,751
19,141	Team, Inc.*	189,113

		7,375,536

Communications Equipment – 0.7%
32,867	Calix, Inc.*	992,583
15,179	NETGEAR, Inc.*	628,259
131,895	Viavi Solutions, Inc.*	2,037,778

		3,658,620

Construction & Engineering – 1.2%
44,373	Aegion Corp.*	815,132
3,867	Argan, Inc.	167,170
2,156	Dycom Industries, Inc.*	174,938
11,953	EMCOR Group, Inc.	1,055,450
112,001	Great Lakes Dredge & Dock Corp.*	1,526,574
37,474	Matrix Service Co.*	441,818
64,378	Primoris Services Corp.	1,873,722

		6,054,804

Construction Materials – 0.5%
45,955	Forterra, Inc.*	840,977
91,436	Summit Materials, Inc., Class A*	1,877,181

		2,718,158

Consumer Finance – 0.7%
84,758	Enova International, Inc.*	1,915,531
144,006	Navient Corp.	1,620,787

		3,536,318

Containers & Packaging – 0.2%
81,609	O-I Glass, Inc.	1,031,538

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Consumer Services – 0.1%
10,981	Stride, Inc.*	$ 282,761

Diversified Financial Services – 0.3%
116,065	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,768,831

Diversified Telecommunication Services – 1.1%
100,295	Consolidated Communications Holdings, Inc.*	612,301
58,465	Iridium Communications, Inc.*	2,880,571
24,568	Ooma, Inc.*	330,931
189,667	ORBCOMM, Inc.*	1,420,606
17,828	Vonage Holdings Corp.*	222,493

		5,466,902

Electrical Equipment – 2.0%
8,112	Bloom Energy Corp., Class A*	283,190
28,659	FuelCell Energy, Inc.*	594,961
59,831	Plug Power, Inc.*	3,779,524
21,632	Powell Industries, Inc.	620,189
47,490	Sunrun, Inc.*	3,289,632
23,275	Vicor Corp.*	2,014,219

		10,581,715

Electronic Equipment, Instruments & Components – 4.3%
25,384	Belden, Inc.	1,199,140
31,316	Benchmark Electronics, Inc.	793,234
40,542	CTS Corp.	1,236,531
39,814	Fabrinet (Thailand)*	3,142,917
14,633	II-VI, Inc.*	1,230,196
158,763	Knowles Corp.*	3,062,538
21,761	nLight, Inc.*	689,389
21,477	Novanta, Inc.*	2,682,907
22,409	Plexus Corp.*	1,723,700
208,270	TTM Technologies, Inc.*	2,792,901
116,283	Vishay Intertechnology, Inc.	2,505,899
43,659	Vishay Precision Group, Inc.*	1,396,652

		22,456,004

Energy Equipment & Services – 0.4%
17,468	Cactus, Inc., Class A	457,661
38,041	ChampionX Corp.*	581,647
90,964	Helix Energy Solutions Group, Inc.*	374,772
42,506	Oil States International, Inc.*	238,034

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – (continued)
45,834	Transocean Ltd.*	$ 154,002

		1,806,116

Entertainment – 0.6%
12,305	AMC Entertainment Holdings, Inc., Class A	163,164
334,733	Glu Mobile, Inc.*	2,948,998

		3,112,162

Equity Real Estate Investment Trusts (REITs) – 7.7%
88,210	American Assets Trust, Inc. REIT	2,437,242
140,944	CareTrust REIT, Inc. REIT	3,165,602
141,250	City Office REIT, Inc. REIT	1,330,575
45,710	Community Healthcare Trust, Inc. REIT	2,044,151
12,709	EastGroup Properties, Inc. REIT	1,717,494
42,676	Four Corners Property Trust, Inc. REIT	1,124,939
28,805	Gladstone Commercial Corp. REIT	510,137
60,698	Healthcare Realty Trust, Inc. REIT	1,821,547
136,341	Independence Realty Trust, Inc. REIT	1,810,609
69,845	Industrial Logistics Properties Trust REIT	1,481,412
274,855	Lexington Realty Trust REIT	2,817,264
18,056	Macerich Co. (The) REIT	283,479
54,281	National Storage Affiliates Trust REIT	1,983,428
70,118	NexPoint Residential Trust, Inc. REIT	2,767,557
104,614	Physicians Realty Trust REIT	1,844,345
44,377	PotlatchDeltic Corp. REIT	2,119,446
157,556	Retail Opportunity Investments Corp. REIT	2,219,964
16,389	Retail Properties of America, Inc., Class A REIT	150,943
69,082	Retail Value, Inc. REIT	1,078,370
191,706	Sabra Health Care REIT, Inc. REIT	3,218,744
62,001	Terreno Realty Corp. REIT	3,508,017
3,485	Universal Health Realty Income Trust REIT	207,985
8,956	Urstadt Biddle Properties, Inc., Class A REIT	123,861

		39,767,111

Food & Staples Retailing – 0.6%
51,993	Ingles Markets, Inc., Class A	2,472,787
25,913	Natural Grocers by Vitamin Cottage, Inc.	431,452
6,585	SpartanNash Co.	121,954

		3,026,193

Food Products – 1.3%
6,283	B&G Foods, Inc.	239,257
74,490	Darling Ingredients, Inc.*	4,619,125

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
14,637	John B. Sanfilippo & Son, Inc.	$ 1,177,254
18,433	Seneca Foods Corp., Class A*	668,196

		6,703,832

Gas Utilities – 0.2%
13,548	Northwest Natural Holding Co.	632,827
7,241	Southwest Gas Holdings, Inc.	434,170

		1,066,997

Health Care Equipment & Supplies – 2.8%
20,085	Cerus Corp.*	132,360
18,938	CONMED Corp.	2,119,162
25,687	GenMark Diagnostics, Inc.*	354,737
38,669	Integer Holdings Corp.*	2,853,772
45,838	Invacare Corp.	429,044
3,635	LeMaitre Vascular, Inc.	174,698
40,062	Meridian Bioscience, Inc.*	885,370
33,265	Merit Medical Systems, Inc.*	1,801,300
61,318	Natus Medical, Inc.*	1,494,320
15,508	Neogen Corp.*	1,254,132
5,389	Shockwave Medical, Inc.*	625,340
6,113	STAAR Surgical Co.*	627,072
30,832	Surmodics, Inc.*	1,402,856
3,644	Utah Medical Products, Inc.	315,825

		14,469,988

Health Care Providers & Services – 2.3%
167,650	Community Health Systems, Inc.*	1,562,498
6,822	Covetrus, Inc.*	232,425
1,938	Fulgent Genetics, Inc.*	214,130
23,463	Hanger, Inc.*	480,757
22,048	Joint Corp. (The)*	717,221
294	LHC Group, Inc.*	58,571
7,589	National HealthCare Corp.	486,075
3,638	Ontrak, Inc.*	288,457
13,346	Owens & Minor, Inc.	388,102
116,131	Select Medical Holdings Corp.*	2,984,567
86,548	Tenet Healthcare Corp.*	4,091,124
1,560	US Physical Therapy, Inc.	187,730

		11,691,657

Health Care Technology – 0.3%
48,810	Inovalon Holdings, Inc., Class A*	1,190,964

Shares	Description	Value

Common Stocks – (continued)
Health Care Technology – (continued)
1,903	Inspire Medical Systems, Inc.*	$ 383,473

		1,574,437

Hotels, Restaurants & Leisure – 3.3%
2,780	Caesars Entertainment, Inc.*	195,684
3,739	Churchill Downs, Inc.	700,876
8,953	Chuy’s Holdings, Inc.*	314,071
10,466	Del Taco Restaurants, Inc.*	100,683
54,613	El Pollo Loco Holdings, Inc.*	1,111,375
40,793	Fiesta Restaurant Group, Inc.*	614,343
2,204	Marriott Vacations Worldwide Corp.	270,563
8,367	Monarch Casino & Resort, Inc.*	442,196
22,379	Penn National Gaming, Inc.*	2,321,150
121,590	Red Rock Resorts, Inc., Class A	2,854,933
4,874	Shake Shack, Inc., Class A*	552,809
48,177	Texas Roadhouse, Inc.	3,671,569
25,687	Wingstop, Inc.	3,854,334

		17,004,586

Household Durables – 1.5%
28,469	Century Communities, Inc.*	1,336,335
43,195	GoPro, Inc., Class A*	386,595
3,856	iRobot Corp.*	463,106
20,549	M/I Homes, Inc.*	1,014,504
94,010	Sonos, Inc.*	2,458,362
42,346	Taylor Morrison Home Corp.*	1,100,149
21,030	Tri Pointe Homes, Inc.*	424,806
22,897	Turtle Beach Corp.*	684,620

		7,868,477

Independent Power and Renewable Electricity Producers – 0.1%
22,985	Clearway Energy, Inc., Class C	712,075

Insurance – 3.9%
112,404	American Equity Investment Life Holding Co.	3,281,073
28,378	AMERISAFE, Inc.	1,574,979
35,071	Argo Group International Holdings Ltd.	1,415,115
6,388	Enstar Group Ltd.*	1,278,941
284,723	Genworth Financial, Inc., Class A*	808,613
8,638	Goosehead Insurance, Inc., Class A	1,154,037
4,152	HCI Group, Inc.	230,976
18,444	James River Group Holdings Ltd.	820,389
16,646	Kinsale Capital Group, Inc.	3,122,124
1,889	National Western Life Group, Inc., Class A	340,020

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
61,344	Stewart Information Services Corp.	$ 2,845,134
29,129	Trupanion, Inc.*	3,268,274

		20,139,675

Interactive Media & Services – 0.8%
30,693	Cargurus, Inc.*	897,770
133,413	Cars.com, Inc.*	1,548,925
17,301	EverQuote, Inc., Class A*	779,583
43,350	QuinStreet, Inc.*	917,720

		4,143,998

Internet & Direct Marketing Retail – 0.8%
30,043	Magnite, Inc.*	1,040,690
14,004	Stamps.com, Inc.*	3,197,253

		4,237,943

IT Services – 2.5%
89,803	Brightcove, Inc.*	1,477,259
99,588	Conduent, Inc.*	480,014
48,221	EVERTEC, Inc. (Puerto Rico)	1,673,269
1,841	KBR, Inc.	53,481
23,609	Limelight Networks, Inc.*	107,539
57,006	Perficient, Inc.*	3,113,098
70,613	Perspecta, Inc.	2,044,246
71,835	Sykes Enterprises, Inc.*	2,772,113
17,657	TTEC Holdings, Inc.	1,334,516

		13,055,535

Leisure Products – 0.8%
17,398	Nautilus, Inc.*	426,425
9,841	Sturm Ruger & Co., Inc.	623,526
103,776	Vista Outdoor, Inc.*	3,027,146

		4,077,097

Machinery – 2.6%
1,754	Barnes Group, Inc.	84,315
5,685	Chart Industries, Inc.*	682,825
35,326	Columbus McKinnon Corp.	1,525,730
3,692	Federal Signal Corp.	120,691
46,962	Franklin Electric Co., Inc.	3,260,102
47,197	Meritor, Inc.*	1,218,155
3,999	Proto Labs, Inc.*	846,988
17,621	RBC Bearings, Inc.*	2,948,522
49,487	Rexnord Corp.	1,873,578

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
43,794	Wabash National Corp.	$ 698,514

		13,259,420

Marine – 0.1%
32,132	Costamare, Inc. (Monaco)	257,056

Media – 1.6%
4,448	AMC Networks, Inc., Class A*	219,820
8,266	Cardlytics, Inc.*	1,010,684
59,746	EW Scripps Co. (The), Class A	884,838
62,954	Gray Television, Inc.*	1,073,366
3,617	Loral Space & Communications, Inc.	91,872
48,707	TechTarget, Inc.*	3,638,413
100,518	TEGNA, Inc.	1,611,303

		8,530,296

Metals & Mining – 0.8%
109,688	Alcoa Corp.*	1,974,384
17,674	Arconic Corp.*	445,385
10,165	Century Aluminum Co.*	99,109
32,820	Cleveland-Cliffs, Inc.	503,459
11,013	Fortitude Gold Corp.*(a)	11,564
25,694	Gold Resource Corp.	72,457
38,497	Haynes International, Inc.	892,745

		3,999,103

Mortgage Real Estate Investment Trusts (REITs) – 0.5%
103,356	Capstead Mortgage Corp. REIT	551,921
13,158	Chimera Investment Corp. REIT	132,896
116,218	PennyMac Mortgage Investment Trust REIT	2,004,760

		2,689,577

Multi-Utilities – 0.7%
16,779	Black Hills Corp.	991,974
51,763	NorthWestern Corp.	2,819,531

		3,811,505

Oil, Gas & Consumable Fuels – 1.2%
110,737	Ardmore Shipping Corp. (Ireland)	354,358
27,974	Bonanza Creek Energy, Inc.*	577,943
77,824	Clean Energy Fuels Corp.*	796,139
97,860	Green Plains, Inc.*	1,879,891
16,242	Matador Resources Co.*	248,178
44,712	Ovintiv, Inc.	704,661

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
1,896	Renewable Energy Group, Inc.*	$ 169,882
55,597	World Fuel Services Corp.	1,700,712

		6,431,764

Paper & Forest Products – 1.0%
15,488	Clearwater Paper Corp.*	589,783
82,808	Glatfelter Corp.	1,295,945
92,484	Louisiana-Pacific Corp.	3,515,317

		5,401,045

Personal Products – 0.2%
12,642	USANA Health Sciences, Inc.*	1,046,252

Pharmaceuticals – 2.2%
100,016	Amneal Pharmaceuticals, Inc.*	481,077
84,915	Amphastar Pharmaceuticals, Inc.*	1,543,755
51,738	ANI Pharmaceuticals, Inc.*	1,476,602
262,622	BioDelivery Sciences International, Inc.*	1,011,095
144,356	Innoviva, Inc.*	1,733,716
15,969	Ocular Therapeutix, Inc.*	289,837
3,855	Pacira BioSciences, Inc.*	254,738
63,308	Phibro Animal Health Corp., Class A	1,313,008
84,644	Prestige Consumer Healthcare, Inc.*	3,385,760

		11,489,588

Professional Services – 0.2%
10,888	Huron Consulting Group, Inc.*	576,628
16,084	Kforce, Inc.	685,983

		1,262,611

Real Estate Management & Development – 0.9%
4,259	eXp World Holdings, Inc.*	453,967
55,835	Redfin Corp.*	3,976,010

		4,429,977

Road & Rail – 1.3%
17,062	Avis Budget Group, Inc.*	705,343
71,777	Daseke, Inc.*	377,547
178,758	Marten Transport Ltd.	2,833,314
71,114	Werner Enterprises, Inc.	2,790,514

		6,706,718

Semiconductors & Semiconductor Equipment – 2.3%
3,975	Advanced Energy Industries, Inc.*	407,756

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
24,111	Ambarella, Inc.*	$ 2,275,114
66,268	Axcelis Technologies, Inc.*	2,269,016
2,792	CEVA, Inc.*	164,142
6,746	Lattice Semiconductor Corp.*	270,582
38,926	MACOM Technology Solutions Holdings, Inc.*	2,213,332
135,831	NeoPhotonics Corp.*	1,513,157
25,192	Rambus, Inc.*	478,522
3,243	SiTime Corp.*	395,808
45,703	Ultra Clean Holdings, Inc.*	1,764,136
8,995	Veeco Instruments, Inc.*	166,048

		11,917,613

Software – 4.8%
3,023	Agilysys, Inc.*	111,216
1,180	Appian Corp.*	257,783
20,606	Avaya Holdings Corp.*	458,277
2,175	Blackline, Inc.*	281,924
123,900	Box, Inc., Class A*	2,148,426
10,034	Cerence, Inc.*	1,122,905
86,716	ChannelAdvisor Corp.*	1,777,678
128,318	Cloudera, Inc.*	1,959,416
28,197	Digital Turbine, Inc.*	1,613,150
36,515	Domo, Inc., Class B*	2,314,686
768	MicroStrategy, Inc., Class A*	474,094
16,444	Mimecast Ltd.*	708,079
43,300	Sapiens International Corp. NV (Israel)	1,414,178
15,414	SPS Commerce, Inc.*	1,524,291
30,621	SVMK, Inc.*	771,955
17,680	Tenable Holdings, Inc.*	874,983
30,639	Upland Software, Inc.*	1,461,174
22,304	Varonis Systems, Inc.*	3,942,678
16,304	Verint Systems, Inc.*	1,203,724
35,231	Xperi Holding Corp.	678,549

		25,099,166

Specialty Retail – 4.0%
139,990	Abercrombie & Fitch Co., Class A	3,229,569
65,915	At Home Group, Inc.*	1,606,348
21,568	Bed Bath & Beyond, Inc.	761,997
38,790	Boot Barn Holdings, Inc.*	2,220,340
64,209	Buckle, Inc. (The)	2,524,698
10,032	Caleres, Inc.	151,583
68,948	Camping World Holdings, Inc., Class A	2,355,264

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
11,214	Container Store Group, Inc. (The)*	$ 152,847
900	GameStop Corp., Class A*	292,500
77,078	Haverty Furniture Cos., Inc.	2,519,680
5,361	Hibbett Sports, Inc.*	302,628
776	Lithia Motors, Inc., Class A	247,296
16,898	Lumber Liquidators Holdings, Inc.*	472,468
43,954	MarineMax, Inc.*	1,838,596
1,346	RH*	639,835
8,532	Signet Jewelers Ltd.*	346,570
27,346	Zumiez, Inc.*	1,178,066

		20,840,285

Technology Hardware, Storage & Peripherals – 0.4%
17,915	3D Systems Corp.*	636,699
40,474	Super Micro Computer, Inc.*	1,254,694

		1,891,393

Textiles, Apparel & Luxury Goods – 1.2%
45,701	Crocs, Inc.*	3,199,984
3,247	Deckers Outdoor Corp.*	948,059
37,257	G-III Apparel Group Ltd.*	1,007,429
38,151	Wolverine World Wide, Inc.	1,092,645

		6,248,117

Thrifts & Mortgage Finance – 0.9%
54,877	Flagstar Bancorp, Inc.	2,351,479
88,532	Washington Federal, Inc.	2,317,768

		4,669,247

Tobacco – 0.1%
65,458	Vector Group Ltd.	768,477

Trading Companies & Distributors – 2.4%
62,245	Boise Cascade Co.	2,964,729
93,415	H&E Equipment Services, Inc.	2,567,044
7,262	Herc Holdings, Inc.*	464,623
234,121	MRC Global, Inc.*	1,617,776
51,142	NOW, Inc.*	423,967
86,499	Rush Enterprises, Inc., Class A	3,632,093
33,042	Titan Machinery, Inc.*	703,795

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
2,727	Triton International Ltd. (Bermuda)	$ 126,369

		12,500,396

TOTAL COMMON STOCKS (Cost $423,796,262)		$508,821,186

Shares	Dividend Rate	Value

Investment Company – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares,
485,711	0.026%	$ 485,711
(Cost $485,711)

TOTAL INVESTMENTS – 98.2% (Cost $424,281,973)		$509,306,897

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		9,485,535

NET ASSETS – 100.0%		$518,792,432

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

E-mini Russell 2000 Index	54	03/19/21	$5,689,633	$(105,493)

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Aerospace & Defense – 0.5%
33,759	AeroVironment, Inc.*	$ 3,874,520
97,317	Astronics Corp.*	1,212,570
15,537	Vectrus, Inc.*	798,602

		5,885,692

Air Freight & Logistics – 0.3%
114,646	Echo Global Logistics, Inc.*	3,018,629

Auto Components – 1.4%
15,778	Fox Factory Holding Corp.*	1,887,680
120,065	Standard Motor Products, Inc.	4,710,150
80,863	Visteon Corp.*	10,308,415

		16,906,245

Banks – 1.3%
61,171	Amalgamated Bank, Class A	896,767
45,994	Atlantic Capital Bancshares, Inc.*	822,833
24,750	Central Pacific Financial Corp.	492,030
142,970	CVB Financial Corp.	2,777,907
112,569	First Foundation, Inc.	2,280,648
136,213	International Bancshares Corp.	5,150,213
135,062	Investors Bancorp, Inc.	1,554,564
38,450	TriCo Bancshares	1,434,185

		15,409,147

Beverages – 0.4%
58,591	Celsius Holdings, Inc.*	3,128,759
6,992	National Beverage Corp.	1,059,568

		4,188,327

Biotechnology – 18.4%
72,113	Affimed NV (Germany)*	413,208
2,372	Allakos, Inc.*	316,259
3,057	ALX Oncology Holdings, Inc.*	242,267
358,043	Amicus Therapeutics, Inc.*	6,770,593
44,226	Apellis Pharmaceuticals, Inc.*	1,957,885
16,542	Arcturus Therapeutics Holdings, Inc.*	1,198,633
43,366	Arcus Biosciences, Inc.*	1,506,101
112,362	Ardelyx, Inc.*	762,938
71,270	Arrowhead Pharmaceuticals, Inc.*	5,499,906
141,702	Atara Biotherapeutics, Inc.*	2,615,819
157,493	Avid Bioservices, Inc.*	2,297,823
4,255	Beam Therapeutics, Inc.*	410,310
47,248	Blueprint Medicines Corp.*	4,571,244

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
30,433	Bridgebio Pharma, Inc.*	$ 1,727,377
63,774	CareDx, Inc.*	4,874,247
535,035	Catalyst Pharmaceuticals, Inc.*	1,947,527
38,566	CEL-SCI Corp.*(a)	962,222
51,728	ChemoCentryx, Inc.*	2,949,013
32,138	Constellation Pharmaceuticals, Inc.*	1,059,590
49,154	CytomX Therapeutics, Inc.*	339,654
37,737	Denali Therapeutics, Inc.*	2,584,985
41,927	Eagle Pharmaceuticals, Inc.*	1,956,733
104,972	Editas Medicine, Inc.*	6,440,032
156,821	Eiger BioPharmaceuticals, Inc.*	1,507,050
96,544	Emergent BioSolutions, Inc.*	10,315,726
94,399	Fate Therapeutics, Inc.*	8,555,381
93,019	G1 Therapeutics, Inc.*	2,244,549
19,247	Harpoon Therapeutics, Inc.*	371,082
11,256	IGM Biosciences, Inc.*(a)	1,073,147
111,902	Immunovant, Inc.*	4,367,535
90,151	Inovio Pharmaceuticals, Inc.*	1,149,425
62,990	Insmed, Inc.*	2,367,794
101,471	Intellia Therapeutics, Inc.*	6,354,114
38,700	Intercept Pharmaceuticals, Inc.*	1,363,788
121,044	Invitae Corp.*(a)	5,994,099
756,664	Kadmon Holdings, Inc.*	3,631,987
45,538	Karyopharm Therapeutics, Inc.*	693,544
11,138	Kodiak Sciences, Inc.*	1,406,841
18,403	Krystal Biotech, Inc.*	1,282,689
180,413	Kura Oncology, Inc.*	5,403,369
4,571	Kymera Therapeutics, Inc.*(a)	283,173
21,164	Mersana Therapeutics, Inc.*	403,386
357,699	Minerva Neurosciences, Inc.*	1,141,060
51,483	Mirati Therapeutics, Inc.*	10,571,004
121,838	Mustang Bio, Inc.*	508,065
97,641	Myriad Genetics, Inc.*	2,690,010
123,906	Natera, Inc.*	13,213,336
40,585	NextCure, Inc.*	470,380
6,025	Novavax, Inc.*	1,331,164
405,551	OPKO Health, Inc.*(a)	2,194,031
226,195	Pieris Pharmaceuticals, Inc.*	574,535
27,487	Precision BioSciences, Inc.*	333,142
34,585	Protagonist Therapeutics, Inc.*	716,255
67,401	Prothena Corp. PLC (Ireland)*	755,565
16,707	PTC Therapeutics, Inc.*	965,999
51,123	Puma Biotechnology, Inc.*	600,184
65,534	REGENXBIO, Inc.*	2,708,520

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
19,074	Rocket Pharmaceuticals, Inc.*	$ 1,050,596
163,641	Sangamo Therapeutics, Inc.*	2,235,336
7,802	Scholar Rock Holding Corp.*	465,467
620,099	Selecta Biosciences, Inc.*	2,480,396
253,030	Sorrento Therapeutics, Inc.*(a)	3,203,360
26,407	Syros Pharmaceuticals, Inc.*	289,025
92,302	TG Therapeutics, Inc.*	4,455,418
232,540	Translate Bio, Inc.*	5,553,055
12,189	Turning Point Therapeutics, Inc.*	1,529,598
40,436	Twist Bioscience Corp.*	6,653,339
71,365	Ultragenyx Pharmaceutical, Inc.*	9,890,475
176,486	Veracyte, Inc.*	10,006,756
55,136	Vericel Corp.*	2,275,463
39,402	Vir Biotechnology, Inc.*	2,543,005
210,913	Xencor, Inc.*	9,649,270
68,947	Y-mAbs Therapeutics, Inc.*	2,896,464

		216,123,318

Building Products – 0.4%
2,769	Gibraltar Industries, Inc.*	248,185
44,153	Masonite International Corp.*	4,393,224

		4,641,409

Capital Markets – 2.1%
30,615	Artisan Partners Asset Management, Inc., Class A	1,481,766
62,562	Cohen & Steers, Inc.	4,097,811
89,077	Cowen, Inc., Class A	2,240,286
138,007	Federated Hermes, Inc.	3,726,189
3,606	Hamilton Lane, Inc., Class A	271,784
69,802	Houlihan Lokey, Inc.	4,526,660
13,128	Oppenheimer Holdings, Inc., Class A	455,148
105,411	PJT Partners, Inc., Class A	7,272,305
2,562	Virtus Investment Partners, Inc.	538,020

		24,609,969

Chemicals – 1.6%
39,263	Balchem Corp.	4,202,319
361,546	Ferro Corp.*	4,985,719
80,645	Ingevity Corp.*	5,297,570
13,341	Innospec, Inc.	1,171,207
11,962	Koppers Holdings, Inc.*	398,095
31,087	Minerals Technologies, Inc.	1,915,892

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
1,468	Quaker Chemical Corp.	$ 384,807

		18,355,609

Commercial Services & Supplies – 1.0%
94,452	HNI Corp.	3,047,021
100,129	McGrath RentCorp	6,988,003
14,712	Tetra Tech, Inc.	1,788,538

		11,823,562

Communications Equipment – 0.9%
118,661	Calix, Inc.*	3,583,562
10,732	NETGEAR, Inc.*	444,198
417,965	Viavi Solutions, Inc.*	6,457,559

		10,485,319

Construction & Engineering – 0.4%
18,979	EMCOR Group, Inc.	1,675,846
29,207	Great Lakes Dredge & Dock Corp.*	398,091
98,316	Primoris Services Corp.	2,861,487

		4,935,424

Construction Materials – 0.1%
47,820	Forterra, Inc.*	875,106

Consumer Finance – 0.5%
133,572	Enova International, Inc.*	3,018,727
48,105	FirstCash, Inc.	2,832,423

		5,851,150

Diversified Consumer Services – 0.1%
82,490	Perdoceo Education Corp.*	975,857

Diversified Financial Services – 0.0%
11,788	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	179,649

Diversified Telecommunication Services – 1.6%
17,757	Bandwidth, Inc., Class A*	3,163,232
14,257	Cogent Communications Holdings, Inc.	811,936
162,804	Iridium Communications, Inc.*	8,021,353
51,361	Ooma, Inc.*	691,833
538,564	ORBCOMM, Inc.*	4,033,844
133,973	Vonage Holdings Corp.*	1,671,983

		18,394,181

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 3.5%
59,952	Bloom Energy Corp., Class A*	$ 2,092,924
88,043	FuelCell Energy, Inc.*(a)	1,827,773
300,873	Plug Power, Inc.*	19,006,147
170,014	Sunrun, Inc.*	11,776,870
78,461	Vicor Corp.*	6,790,015
		41,493,729

Electronic Equipment, Instruments & Components – 4.1%
26,205	CTS Corp.	799,252
116,332	Fabrinet (Thailand)*	9,183,248
63,982	II-VI, Inc.*	5,378,967
208,916	Knowles Corp.*	4,029,990
36,204	nLight, Inc.*	1,146,943
80,142	Novanta, Inc.*	10,011,339
65,456	Plexus Corp.*	5,034,875
386,671	TTM Technologies, Inc.*	5,185,258
178,267	Vishay Intertechnology, Inc.	3,841,654
88,995	Vishay Precision Group, Inc.*	2,846,950
		47,458,476

Entertainment – 0.6%
853,588	Glu Mobile, Inc.*	7,520,110

Equity Real Estate Investment Trusts (REITs) – 4.1%
115,588	American Assets Trust, Inc. REIT	3,193,697
295,535	CareTrust REIT, Inc. REIT	6,637,716
14,553	City Office REIT, Inc. REIT	137,089
99,997	Community Healthcare Trust, Inc. REIT	4,471,866
36,973	EastGroup Properties, Inc. REIT	4,996,531
29,764	Four Corners Property Trust, Inc. REIT	784,579
21,335	Healthcare Realty Trust, Inc. REIT	640,263
15,018	Industrial Logistics Properties Trust REIT	318,532
126,233	Lexington Realty Trust REIT	1,293,888
216,615	National Storage Affiliates Trust REIT	7,915,112
151,134	NexPoint Residential Trust, Inc. REIT	5,965,259
49,241	PotlatchDeltic Corp. REIT	2,351,750
44,475	Retail Opportunity Investments Corp. REIT	626,653
63,270	Sabra Health Care REIT, Inc. REIT	1,062,303
137,220	Terreno Realty Corp. REIT	7,763,908
		48,159,146

Food & Staples Retailing – 0.2%
36,112	BJ’s Wholesale Club Holdings, Inc.*	1,519,232
16,061	Ingles Markets, Inc., Class A	763,861

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – (continued)
18,018	Natural Grocers by Vitamin Cottage, Inc.	$ 300,000

		2,583,093

Food Products – 0.7%
34,173	B&G Foods, Inc.	1,301,308
12,162	Darling Ingredients, Inc.*	754,166
10,241	Freshpet, Inc.*	1,426,674
50,452	John B. Sanfilippo & Son, Inc.	4,057,854
6,556	Seneca Foods Corp., Class A*	237,655
		7,777,657

Health Care Equipment & Supplies – 5.7%
94,484	Antares Pharma, Inc.*	413,840
30,658	Cantel Medical Corp.*	2,421,062
8,144	Cardiovascular Systems, Inc.*	366,399
57,579	Cerus Corp.*	379,446
63,127	CONMED Corp.	7,063,911
46,501	CytoSorbents Corp.*	487,795
275,527	GenMark Diagnostics, Inc.*	3,805,028
7,486	Inogen, Inc.*	366,290
111,808	Integer Holdings Corp.*	8,251,430
12,642	Intersect ENT, Inc.*	284,066
18,368	iRhythm Technologies, Inc.*	3,093,539
33,619	LeMaitre Vascular, Inc.	1,615,729
144,709	Meridian Bioscience, Inc.*	3,198,069
157,329	Merit Medical Systems, Inc.*	8,519,365
196,058	Natus Medical, Inc.*	4,777,933
102,477	Neogen Corp.*	8,287,315
43,094	Shockwave Medical, Inc.*	5,000,628
36,034	STAAR Surgical Co.*	3,696,368
95,300	Surmodics, Inc.*	4,336,150
9,724	Utah Medical Products, Inc.	842,779
		67,207,142

Health Care Providers & Services – 2.6%
16,712	Addus HomeCare Corp.*	1,880,935
40,532	Community Health Systems, Inc.*	377,758
7,121	Ensign Group, Inc. (The)	557,432
13,638	Fulgent Genetics, Inc.*(a)	1,506,863
18,973	Hanger, Inc.*	388,757
17,819	HealthEquity, Inc.*	1,488,777
19,701	Joint Corp. (The)*	640,873
37,018	LHC Group, Inc.*	7,374,726
5,966	ModivCare, Inc.*	946,029

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
16,350	National Research Corp.	$ 740,655
6,840	Ontrak, Inc.*	542,344
30,062	Option Care Health, Inc.*	555,546
4,609	Pennant Group, Inc. (The)*	247,826
15,208	RadNet, Inc.*	272,375
367,751	Select Medical Holdings Corp.*	9,451,201
51,525	Tenet Healthcare Corp.*	2,435,587
8,378	US Physical Therapy, Inc.	1,008,208
		30,415,892

Health Care Technology – 1.4%
162,193	Inovalon Holdings, Inc., Class A*	3,957,509
18,894	Inspire Medical Systems, Inc.*	3,807,330
107,505	NextGen Healthcare, Inc.*	2,126,449
28,559	Omnicell, Inc.*	3,364,250
32,498	Simulations Plus, Inc.	2,571,892
14,314	Vocera Communications, Inc.*	629,100
		16,456,530

Hotels, Restaurants & Leisure – 3.7%
2,762	Caesars Entertainment, Inc.*	194,417
24,181	Churchill Downs, Inc.	4,532,729
57,243	El Pollo Loco Holdings, Inc.*	1,164,895
33,401	Fiesta Restaurant Group, Inc.*	503,019
2,657	Marriott Vacations Worldwide Corp.	326,173
22,888	Monarch Casino & Resort, Inc.*	1,209,631
28,431	Penn National Gaming, Inc.*	2,948,863
301,641	Red Rock Resorts, Inc., Class A	7,082,531
25,736	Shake Shack, Inc., Class A*	2,918,977
137,989	Texas Roadhouse, Inc.	10,516,142
75,746	Wingstop, Inc.	11,365,687
		42,763,064

Household Durables – 1.7%
45,440	Century Communities, Inc.*	2,132,953
41,026	GoPro, Inc., Class A*	367,183
20,288	iRobot Corp.*	2,436,589
12,069	LGI Homes, Inc.*	1,287,883
35,686	M/I Homes, Inc.*	1,761,818
279,031	Sonos, Inc.*	7,296,661
72,442	Taylor Morrison Home Corp.*	1,882,043
22,916	Turtle Beach Corp.*	685,188

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
37,134	Universal Electronics, Inc.*	$ 2,014,148

		19,864,466

Household Products – 0.2%
5,991	WD-40 Co.	1,823,720

Independent Power and Renewable Electricity Producers – 0.2%
21,219	Clearway Energy, Inc., Class C	657,365
18,994	Ormat Technologies, Inc.	2,168,355

		2,825,720

Insurance – 2.7%
202,774	American Equity Investment Life Holding Co.	5,918,973
2,254	Enstar Group Ltd.*	451,273
78,382	Genworth Financial, Inc., Class A*	222,605
12,031	Goosehead Insurance, Inc., Class A	1,607,342
55,967	James River Group Holdings Ltd.	2,489,412
49,335	Kinsale Capital Group, Inc.	9,253,273
60,719	Stewart Information Services Corp.	2,816,147
79,850	Trupanion, Inc.*	8,959,170

		31,718,195

Interactive Media & Services – 1.0%
174,031	Cargurus, Inc.*	5,090,407
179,418	Cars.com, Inc.*	2,083,043
60,877	EverQuote, Inc., Class A*	2,743,117
96,495	QuinStreet, Inc.*	2,042,799

		11,959,366

Internet & Direct Marketing Retail – 1.1%
81,855	Magnite, Inc.*	2,835,457
13,441	PetMed Express, Inc.	513,446
39,437	Stamps.com, Inc.*	9,003,862

		12,352,765

IT Services – 3.6%
204,813	Brightcove, Inc.*	3,369,174
202,420	EVERTEC, Inc. (Puerto Rico)	7,023,974
8,602	Hackett Group, Inc. (The)	117,159
27,492	I3 Verticals, Inc., Class A*	797,818
25,855	KBR, Inc.	751,088
231,487	Limelight Networks, Inc.*	1,054,423
38,708	LiveRamp Holdings, Inc.*	2,930,583
155,540	Perficient, Inc.*	8,494,039

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
232,123	Perspecta, Inc.	$ 6,719,961
146,570	Sykes Enterprises, Inc.*	5,656,136
71,482	TTEC Holdings, Inc.	5,402,610

		42,316,965

Leisure Products – 0.8%
1,911	Johnson Outdoors, Inc., Class A	208,356
77,068	Sturm Ruger & Co., Inc.	4,883,029
162,922	Vista Outdoor, Inc.*	4,752,435

		9,843,820

Life Sciences Tools & Services – 0.6%
16,191	Medpace Holdings, Inc.*	2,150,003
45,996	NanoString Technologies, Inc.*	3,221,100
35,984	Personalis, Inc.*	1,384,304
7,127	Quanterix Corp.*	461,402

		7,216,809

Machinery – 2.7%
4,298	Albany International Corp., Class A	298,797
52,743	Columbus McKinnon Corp.	2,277,970
89,534	Federal Signal Corp.	2,926,867
129,884	Franklin Electric Co., Inc.	9,016,547
78,110	Meritor, Inc.*	2,016,019
18,928	Proto Labs, Inc.*	4,008,950
48,232	RBC Bearings, Inc.*	8,070,661
89,900	Rexnord Corp.	3,403,614

		32,019,425

Media – 1.3%
29,523	Cardlytics, Inc.*	3,609,777
28,324	EW Scripps Co. (The), Class A	419,478
118,831	Gray Television, Inc.*	2,026,069
14,045	Loral Space & Communications, Inc.	356,743
120,467	TechTarget, Inc.*	8,998,885
10,823	TEGNA, Inc.	173,493

		15,584,445

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
29,903	PennyMac Mortgage Investment Trust REIT	515,827

Paper & Forest Products – 0.4%
114,814	Louisiana-Pacific Corp.	4,364,080

Shares	Description	Value

Common Stocks – (continued)
Personal Products – 0.2%
16,784	Lifevantage Corp.*	$ 150,049
4,714	Medifast, Inc.	1,106,234
17,754	USANA Health Sciences, Inc.*	1,469,321

		2,725,604

Pharmaceuticals – 3.0%
160,636	Amneal Pharmaceuticals, Inc.*	772,659
225,664	Amphastar Pharmaceuticals, Inc.*	4,102,572
92,204	ANI Pharmaceuticals, Inc.*	2,631,502
22,187	Arvinas, Inc.*	1,673,787
471,004	BioDelivery Sciences International, Inc.*	1,813,365
13,051	Collegium Pharmaceutical, Inc.*	315,051
77,264	Corcept Therapeutics, Inc.*	2,183,481
421,223	Innoviva, Inc.*	5,058,888
66,907	Ocular Therapeutix, Inc.*	1,214,362
14,919	Odonate Therapeutics, Inc.*	344,778
61,650	Pacira BioSciences, Inc.*	4,073,832
175,455	Phibro Animal Health Corp., Class A	3,638,937
169,832	Prestige Consumer Healthcare, Inc.*	6,793,280

		34,616,494

Professional Services – 0.6%
35,324	Huron Consulting Group, Inc.*	1,870,759
61,273	Kforce, Inc.	2,613,294
50,654	Upwork, Inc.*	2,099,608

		6,583,661

Real Estate Management & Development – 1.4%
35,947	eXp World Holdings, Inc.*	3,831,591
170,627	Redfin Corp.*	12,150,348

		15,981,939

Road & Rail – 1.1%
352,005	Marten Transport Ltd.	5,579,279
198,592	Werner Enterprises, Inc.	7,792,750

		13,372,029

Semiconductors & Semiconductor Equipment – 3.6%
11,202	Advanced Energy Industries, Inc.*	1,149,101
57,619	Ambarella, Inc.*	5,436,929
171,522	Axcelis Technologies, Inc.*	5,872,913
2,949	Brooks Automation, Inc.	223,416
17,869	CEVA, Inc.*	1,050,519
20,735	FormFactor, Inc.*	847,439

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
127,444	Lattice Semiconductor Corp.*	$ 5,111,779
128,162	MACOM Technology Solutions Holdings, Inc.*	7,287,291
370,908	NeoPhotonics Corp.*	4,131,915
71,199	Power Integrations, Inc.	5,735,079
7,793	SiTime Corp.*	951,136
110,191	Ultra Clean Holdings, Inc.*	4,253,373

		42,050,890

Software – 9.5%
77,148	8x8, Inc.*	2,719,467
23,883	A10 Networks, Inc.*	237,158
23,636	ACI Worldwide, Inc.*	907,386
28,633	Agilysys, Inc.*	1,053,408
20,944	Alarm.com Holdings, Inc.*	1,946,117
17,934	Appian Corp.*(a)	3,917,862
86,617	Avaya Holdings Corp.*	1,926,362
50,200	Blackline, Inc.*	6,506,924
458,159	Box, Inc., Class A*	7,944,477
224,097	ChannelAdvisor Corp.*	4,593,989
399,366	Cloudera, Inc.*	6,098,319
37,147	CommVault Systems, Inc.*	2,332,089
5,391	Digimarc Corp.*	209,494
99,613	Digital Turbine, Inc.*	5,698,860
95,912	Domo, Inc., Class B*	6,079,862
13,165	LivePerson, Inc.*	834,134
2,585	MicroStrategy, Inc., Class A*(a)	1,595,746
65,343	Mimecast Ltd.*	2,813,670
58,062	Model N, Inc.*	1,972,947
7,507	QAD, Inc., Class A	486,379
134,534	Sapiens International Corp. NV (Israel)	4,393,880
83,308	SPS Commerce, Inc.*	8,238,328
239,625	SVMK, Inc.*	6,040,946
86,351	Tenable Holdings, Inc.*	4,273,511
124,793	Upland Software, Inc.*	5,951,378
72,320	Varonis Systems, Inc.*	12,784,006
80,998	Verint Systems, Inc.*	5,980,082
20,624	Workiva, Inc.*	2,010,221
87,508	Xperi Holding Corp.	1,685,404
30,668	Zuora, Inc., Class A*	452,353

		111,684,759

Specialty Retail – 2.7%
329,815	Abercrombie & Fitch Co., Class A	7,608,832

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
40,187	At Home Group, Inc.*	$ 979,357
91,206	Boot Barn Holdings, Inc.*	5,220,632
79,098	Buckle, Inc. (The)	3,110,133
152,795	Camping World Holdings, Inc., Class A	5,219,477
94,511	Haverty Furniture Cos., Inc.	3,089,565
37,997	Lumber Liquidators Holdings, Inc.*	1,062,396
52,486	MarineMax, Inc.*	2,195,490
6,887	RH*	3,273,804
9,924	Zumiez, Inc.*	427,526

		32,187,212

Technology Hardware, Storage & Peripherals – 0.2%
11,015	Avid Technology, Inc.*	187,696
61,744	Super Micro Computer, Inc.*	1,914,064

		2,101,760

Textiles, Apparel & Luxury Goods – 1.1%
114,668	Crocs, Inc.*	8,029,054
17,786	Deckers Outdoor Corp.*	5,193,156

		13,222,210

Tobacco – 0.2%
215,930	Vector Group Ltd.	2,535,018

Trading Companies & Distributors – 1.6%
138,960	Boise Cascade Co.	6,618,665
101,086	H&E Equipment Services, Inc.	2,777,843
6,793	Herc Holdings, Inc.*	434,616
275,311	MRC Global, Inc.*	1,902,399
76,671	Rush Enterprises, Inc., Class A	3,219,416
16,309	SiteOne Landscape Supply, Inc.*	2,571,603
60,720	Titan Machinery, Inc.*	1,293,336

		18,817,878

TOTAL COMMON STOCKS
(Cost $914,421,235)		$1,162,778,489

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $914,421,235)		$1,162,778,489

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
17,394,520	0.026%	$ 17,394,520
(Cost $17,394,520)

TOTAL INVESTMENTS – 100.6%
(Cost $931,815,755)		$1,180,173,009

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(7,299,621)

NET ASSETS – 100.0%		$1,172,873,388

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Aerospace & Defense – 0.8%
99,478	Astronics Corp. *	$ 1,239,496
35,491	Maxar Technologies, Inc.	1,486,008
49,096	Moog, Inc., Class A	3,626,722
37,208	Vectrus, Inc.*	1,912,491

		8,264,717

Air Freight & Logistics – 0.3%
93,775	Echo Global Logistics, Inc.*	2,469,096
34,604	Radiant Logistics, Inc.*	200,703

		2,669,799

Airlines – 0.2%
41,477	SkyWest, Inc.	1,617,188

Auto Components – 2.9%
128,496	Adient PLC*	4,149,136
399,013	American Axle & Manufacturing Holdings, Inc.*	3,515,304
42,870	Cooper Tire & Rubber Co.	1,575,472
630,455	Goodyear Tire & Rubber Co. (The)*	6,651,300
37,167	Modine Manufacturing Co.*	466,446
105,573	Standard Motor Products, Inc.	4,141,629
112,169	Tenneco, Inc., Class A*	1,132,907
37,545	Visteon Corp.*	4,786,237
59,515	Workhorse Group, Inc.*	2,042,555

		28,460,986

Banks – 13.9%
82,127	1st Source Corp.	3,231,697
93,716	Amalgamated Bank, Class A	1,373,877
53,080	Ameris Bancorp	2,075,959
89,633	Atlantic Capital Bancshares, Inc.*	1,603,534
13,942	Atlantic Union Bankshares Corp.	457,855
345,566	Bancorp, Inc. (The)*	5,795,142
20,592	BancorpSouth Bank	569,369
32,138	Bank of Marin Bancorp	1,193,605
15,300	Banner Corp.	676,719
9,857	BayCom Corp.*	144,898
252,551	Cadence BanCorp	4,525,714
25,543	Capital City Bank Group, Inc.	570,375
176,043	Cathay General Bancorp	5,953,774
139,870	Central Pacific Financial Corp.	2,780,616
8,791	Civista Bancshares, Inc.	149,887

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
3,117	Columbia Banking System, Inc.	$ 120,067
354,864	CVB Financial Corp.	6,895,008
15,691	Eagle Bancorp, Inc.	666,711
27,578	Financial Institutions, Inc.	631,260
360,831	First BanCorp. (Puerto Rico)	3,283,562
400,110	First Commonwealth Financial Corp.	4,693,290
203,322	First Foundation, Inc.	4,119,304
25,551	First Internet Bancorp	782,372
4,352	First Mid Bancshares, Inc.	147,402
184,806	Fulton Financial Corp.	2,476,400
137,251	Glacier Bancorp, Inc.	6,402,759
73,352	Hancock Whitney Corp.	2,504,237
224,398	Hanmi Financial Corp.	3,101,180
110,178	Heartland Financial USA, Inc.	4,700,193
537,110	Hope Bancorp, Inc.	6,004,890
48,468	Independent Bank Corp.	889,872
188,838	International Bancshares Corp.	7,139,965
595,263	Investors Bancorp, Inc.	6,851,477
94,856	Lakeland Bancorp, Inc.	1,243,562
10,922	Mercantile Bank Corp.	296,532
14,616	Metropolitan Bank Holding Corp.*	579,671
150,781	National Bank Holdings Corp., Class A	5,016,484
12,115	Northeast Bank	315,717
49,023	Old Second Bancorp, Inc.	481,406
61,063	Preferred Bank	2,948,732
14,140	QCR Holdings, Inc.	548,349
7,938	Republic Bancorp, Inc., Class A	286,482
51,531	Sierra Bancorp	1,126,983
40,381	South State Corp.	2,816,171
38,269	Southside Bancshares, Inc.	1,200,499
153,637	TriCo Bancshares	5,730,660
159,770	TriState Capital Holdings, Inc.*	2,931,780
14,278	Triumph Bancorp, Inc.*	818,701
178,949	Trustmark Corp.	4,915,729
32,973	UMB Financial Corp.	2,340,094
135,730	United Bankshares, Inc.	4,297,212
44,127	United Community Banks, Inc.	1,316,308
51,134	Washington Trust Bancorp, Inc.	2,228,420
41,624	Westamerica BanCorp	2,323,452

		136,275,914

Biotechnology – 3.2%
12,976	Atara Biotherapeutics, Inc.*	239,537

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
34,930	Avid Bioservices, Inc.*	$ 509,629
15,328	Editas Medicine, Inc.*	940,373
1,770	Fate Therapeutics, Inc.*	160,415
34,183	G1 Therapeutics, Inc.*	824,836
10,605	Gritstone Oncology, Inc.*	191,950
5,963	Immunovant, Inc.*	232,736
6,025	Intellia Therapeutics, Inc.*	377,286
28,409	Kura Oncology, Inc.*	850,850
158,767	Myriad Genetics, Inc.*	4,374,031
43,219	Natera, Inc.*	4,608,874
12,594	NextCure, Inc.*	145,964
23,405	Novavax, Inc.*	5,171,101
427,168	OPKO Health, Inc.*(a)	2,310,979
52,887	Prothena Corp. PLC (Ireland)*	592,863
333,400	Selecta Biosciences, Inc.*	1,333,600
50,875	Translate Bio, Inc.*	1,214,895
1,595	Twist Bioscience Corp.*	262,441
50,693	Veracyte, Inc.*	2,874,293
89,368	Xencor, Inc.*	4,088,586

		31,305,239

Building Products – 0.7%
45,863	Apogee Enterprises, Inc.	1,609,791
23,282	JELD-WEN Holding, Inc.*	605,099
148,329	Quanex Building Products Corp.	3,261,755
60,324	Resideo Technologies, Inc.*	1,393,485

		6,870,130

Capital Markets – 2.4%
24,999	Artisan Partners Asset Management, Inc., Class A	1,209,951
38,760	Cohen & Steers, Inc.	2,538,780
109,458	Cowen, Inc., Class A	2,752,869
142,401	Donnelley Financial Solutions, Inc.*	2,547,554
188,764	Federated Hermes, Inc.	5,096,628
77,728	Oppenheimer Holdings, Inc., Class A	2,694,830
66,399	PJT Partners, Inc., Class A	4,580,867
9,587	Virtus Investment Partners, Inc.	2,013,270

		23,434,749

Chemicals – 2.0%
2,529	Balchem Corp.	270,679
194,974	Ferro Corp.*	2,688,691

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
15,396	Ingevity Corp.*	$ 1,011,363
22,112	Innospec, Inc.	1,941,213
93,606	Koppers Holdings, Inc.*	3,115,208
91,371	Kraton Corp.*	2,565,698
75,811	Minerals Technologies, Inc.	4,672,232
98,479	Orion Engineered Carbons SA (Germany)	1,499,835
22,821	Tredegar Corp.	332,958
25,857	Trinseo SA	1,314,311

		19,412,188

Commercial Services & Supplies – 2.3%
9,475	Brady Corp., Class A	434,997
109,826	BrightView Holdings, Inc.*	1,557,333
88,357	Ennis, Inc.	1,608,097
93,694	HNI Corp.	3,022,568
240,415	KAR Auction Services, Inc.	4,438,061
22,856	Kimball International, Inc., Class B	276,329
101,159	Matthews International Corp., Class A	3,088,384
84,231	McGrath RentCorp	5,878,482
43,709	Pitney Bowes, Inc.	408,242
73,697	Steelcase, Inc., Class A	952,902
109,544	Team, Inc.*	1,082,295

		22,747,690

Communications Equipment – 0.2%
15,991	Calix, Inc.*	482,928
41,069	NETGEAR, Inc.*	1,699,846

		2,182,774

Construction & Engineering – 1.7%
42,364	Aegion Corp.*	778,227
9,971	Argan, Inc.	431,046
64,293	EMCOR Group, Inc.	5,677,072
122,956	Great Lakes Dredge & Dock Corp.*	1,675,890
90,954	Matrix Service Co.*	1,072,348
202,306	Primoris Services Corp.	5,888,116
84,632	Tutor Perini Corp.*	1,261,017

		16,783,716

Construction Materials – 0.7%
54,850	Forterra, Inc.*	1,003,755

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Construction Materials – (continued)
277,614	Summit Materials, Inc., Class A*	$ 5,699,415

		6,703,170

Consumer Finance – 1.1%
23,305	Encore Capital Group, Inc.*	692,158
126,996	Enova International, Inc.*	2,870,110
531,702	Navient Corp.	5,984,306
18,614	Oportun Financial Corp.*	298,010
26,885	Regional Management Corp.	760,846

		10,605,430

Containers & Packaging – 0.4%
293,809	O-I Glass, Inc.	3,713,746
6,460	UFP Technologies, Inc.*	297,224

		4,010,970

Distributors – 0.0%
12,793	Funko, Inc., Class A*	152,876

Diversified Consumer Services – 0.2%
58,001	American Public Education, Inc.*	1,669,269
18,573	Stride, Inc.*	478,255

		2,147,524

Diversified Financial Services – 0.3%
176,134	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	2,684,282

Diversified Telecommunication Services – 1.0%
193,861	Consolidated Communications Holdings, Inc.*	1,183,521
93,605	Iridium Communications, Inc.*	4,611,918
9,532	Ooma, Inc.*	128,396
465,254	ORBCOMM, Inc.*	3,484,753

		9,408,588

Electrical Equipment – 0.4%
16,445	EnerSys	1,352,272
43,235	Powell Industries, Inc.	1,239,548
2,769	Sunrun, Inc.*	191,809
16,528	Vicor Corp.*	1,430,333

		4,213,962

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 3.4%
99,710	Belden, Inc.	$ 4,710,300
77,700	Benchmark Electronics, Inc.	1,968,141
68,980	CTS Corp.	2,103,890
22,210	Fabrinet (Thailand)*	1,753,257
3,295	II-VI, Inc.*	277,011
328,427	Knowles Corp.*	6,335,357
17,264	nLight, Inc.*	546,924
19,380	Plexus Corp.*	1,490,710
446,095	TTM Technologies, Inc.*	5,982,134
334,289	Vishay Intertechnology, Inc.	7,203,928
44,179	Vishay Precision Group, Inc.*	1,413,286

		33,784,938

Energy Equipment & Services – 1.6%
72,961	Cactus, Inc., Class A	1,911,578
255,727	ChampionX Corp.*	3,910,066
8,875	DMC Global, Inc.	507,384
19,073	Dril-Quip, Inc.*	574,479
284,714	Helix Energy Solutions Group, Inc.*	1,173,022
6,353	Nabors Industries Ltd.	453,731
122,563	Oceaneering International, Inc.*	1,035,657
323,657	Oil States International, Inc.*	1,812,479
290,384	Patterson-UTI Energy, Inc.	1,785,862
97,014	Solaris Oilfield Infrastructure, Inc., Class A	882,827
449,969	Transocean Ltd.*(a)	1,511,896

		15,558,981

Entertainment – 0.3%
42,754	Gaia, Inc.*	390,771
310,890	Glu Mobile, Inc.*	2,738,941

		3,129,712

Equity Real Estate Investment Trusts (REITs) – 10.2%
181,892	American Assets Trust, Inc. REIT	5,025,676
299,752	CareTrust REIT, Inc. REIT	6,732,430
49,137	Chatham Lodging Trust REIT	526,257
339,906	City Office REIT, Inc. REIT	3,201,915
59,542	Community Healthcare Trust, Inc. REIT	2,662,718
12,937	EastGroup Properties, Inc. REIT	1,748,306
119,030	Gladstone Commercial Corp. REIT	2,108,021
32,299	Gladstone Land Corp. REIT	508,386
192,454	Healthcare Realty Trust, Inc. REIT	5,775,545
369,112	Independence Realty Trust, Inc. REIT	4,901,807

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
212,873	Industrial Logistics Properties Trust REIT	$ 4,515,036
69,043	iStar, Inc. REIT	1,048,073
105,662	Kite Realty Group Trust REIT	1,684,252
726,443	Lexington Realty Trust REIT	7,446,041
95,120	Macerich Co. (The) REIT	1,493,384
57,269	National Storage Affiliates Trust REIT	2,092,609
66,175	New Senior Investment Group, Inc. REIT	350,728
139,043	NexPoint Residential Trust, Inc. REIT	5,488,027
243,537	Physicians Realty Trust REIT	4,293,557
90,542	PotlatchDeltic Corp. REIT	4,324,286
456,144	Retail Opportunity Investments Corp. REIT	6,427,069
369,081	Retail Properties of America, Inc., Class A REIT	3,399,236
135,439	Retail Value, Inc. REIT	2,114,203
96,916	RPT Realty REIT	896,473
447,851	Sabra Health Care REIT, Inc. REIT	7,519,418
60,248	Service Properties Trust REIT	639,231
43,057	Tanger Factory Outlet Centers, Inc. REIT	664,370
122,575	Terreno Realty Corp. REIT	6,935,294
27,147	Universal Health Realty Income Trust REIT	1,620,133
148,675	Urban Edge Properties REIT	2,050,228
48,575	Urstadt Biddle Properties, Inc., Class A REIT	671,792
117,561	Whitestone REIT	916,976

		99,781,477

Food & Staples Retailing – 1.0%
110,203	Ingles Markets, Inc., Class A	5,241,255
47,638	Natural Grocers by Vitamin Cottage, Inc.	793,173
58,428	Performance Food Group Co.*	2,739,104
64,202	SpartanNash Co.	1,189,021
7,742	Weis Markets, Inc.	381,526

		10,344,079

Food Products – 1.0%
140,452	Darling Ingredients, Inc.*	8,709,429
28,073	Seneca Foods Corp., Class A*	1,017,646

		9,727,075

Gas Utilities – 0.7%
45,635	Northwest Natural Holding Co.	2,131,611
48,278	Southwest Gas Holdings, Inc.	2,894,749

Shares	Description	Value

Common Stocks – (continued)
Gas Utilities – (continued)
36,598	Spire, Inc.	$ 2,239,431

		7,265,791

Health Care Equipment & Supplies – 0.7%
49,863	Integer Holdings Corp.*	3,679,889
22,776	LeMaitre Vascular, Inc.	1,094,615
4,765	Meridian Bioscience, Inc.*	105,307
77,454	Natus Medical, Inc.*	1,887,554
3,405	Utah Medical Products, Inc.	295,111

		7,062,476

Health Care Providers & Services – 1.9%
328,002	Community Health Systems, Inc.*	3,056,978
44,728	Covetrus, Inc.*	1,523,883
29,698	Hanger, Inc.*	608,512
5,444	Joint Corp. (The)*	177,093
19,194	National HealthCare Corp.	1,229,376
20,202	Owens & Minor, Inc.	587,474
126,117	Select Medical Holdings Corp.*	3,241,207
168,162	Tenet Healthcare Corp.*	7,949,018

		18,373,541

Health Care Technology – 0.0%
7,832	Computer Programs and Systems, Inc.	241,069
8,098	NextGen Healthcare, Inc.*	160,178

		401,247

Hotels, Restaurants & Leisure – 3.0%
3,053	Caesars Entertainment, Inc.*	214,901
33,859	Carrols Restaurant Group, Inc.*	207,894
17,118	Century Casinos, Inc.*	118,970
20,939	Chuy’s Holdings, Inc.*	734,540
92,764	Del Taco Restaurants, Inc.*	892,390
9,824	Dine Brands Global, Inc.	675,498
41,752	El Pollo Loco Holdings, Inc.*	849,653
51,563	Everi Holdings, Inc.*	674,444
100,686	Fiesta Restaurant Group, Inc.*	1,516,331
36,695	International Game Technology PLC	591,157
25,122	Marriott Vacations Worldwide Corp.	3,083,977
30,204	Monarch Casino & Resort, Inc.*	1,596,281
48,328	Penn National Gaming, Inc.*	5,012,580
11,002	Red Robin Gourmet Burgers, Inc.*	288,142
225,103	Red Rock Resorts, Inc., Class A	5,285,419

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
25,584	Texas Roadhouse, Inc.	$ 1,949,757
35,820	Wingstop, Inc.	5,374,791

		29,066,725

Household Durables – 1.8%
68,230	Century Communities, Inc.*	3,202,716
25,189	GoPro, Inc., Class A*	225,441
71,478	M/I Homes, Inc.*	3,528,869
82,472	Sonos, Inc.*	2,156,643
94,544	Taylor Morrison Home Corp.*	2,456,253
163,548	Tri Pointe Homes, Inc.*	3,303,670
35,812	Turtle Beach Corp.*	1,070,779
33,894	Universal Electronics, Inc.*	1,838,411

		17,782,782

Household Products – 0.0%
3,007	Central Garden & Pet Co., Class A*	117,273

Independent Power and Renewable Electricity Producers – 0.3%
266,741	Atlantic Power Corp.*	789,553
20,032	Brookfield Renewable Corp., Class A	1,120,791
44,287	Clearway Energy, Inc., Class C	1,372,011

		3,282,355

Insurance – 4.0%
250,968	American Equity Investment Life Holding Co.	7,325,756
39,060	AMERISAFE, Inc.	2,167,830
79,252	Argo Group International Holdings Ltd.	3,197,818
22,248	Enstar Group Ltd.*	4,454,272
839,777	Genworth Financial, Inc., Class A*	2,384,967
10,818	Goosehead Insurance, Inc., Class A	1,445,285
27,091	HCI Group, Inc.	1,507,072
1,728	Investors Title Co.	247,104
41,785	James River Group Holdings Ltd.	1,858,597
11,548	Kinsale Capital Group, Inc.	2,165,943
7,001	National Western Life Group, Inc., Class A	1,260,180
128,637	Stewart Information Services Corp.	5,966,184
44,778	Trupanion, Inc.*	5,024,091

		39,005,099

Interactive Media & Services – 0.5%
233,760	Cars.com, Inc.*	2,713,954
8,258	EverQuote, Inc., Class A*	372,105

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – (continued)
71,134	QuinStreet, Inc.*	$ 1,505,907

		4,591,966

Internet & Direct Marketing Retail – 0.5%
60,050	Magnite, Inc.*	2,080,132
11,461	Stamps.com, Inc.*	2,616,661

		4,696,793

IT Services – 1.1%
28,187	Brightcove, Inc.*	463,676
381,687	Conduent, Inc.*	1,839,731
60,361	Hackett Group, Inc. (The)	822,117
23,071	KBR, Inc.	670,213
8,282	LiveRamp Holdings, Inc.*	627,030
49,601	Perspecta, Inc.	1,435,949
112,410	Sykes Enterprises, Inc.*	4,337,902
2,524	TTEC Holdings, Inc.	190,764

		10,387,382

Leisure Products – 0.7%
1,693	Johnson Outdoors, Inc., Class A	184,588
52,906	Nautilus, Inc.*	1,296,726
2,358	Sturm Ruger & Co., Inc.	149,403
181,307	Vista Outdoor, Inc.*	5,288,725

		6,919,442

Machinery – 3.0%
53,592	Barnes Group, Inc.	2,576,167
9,399	Chart Industries, Inc.*	1,128,914
5,333	CIRCOR International, Inc.*	170,496
36,094	Columbus McKinnon Corp.	1,558,900
52,591	Federal Signal Corp.	1,719,200
67,099	Franklin Electric Co., Inc.	4,658,012
5,816	Lydall, Inc.*	175,061
19,891	Manitowoc Co., Inc. (The)*	261,368
155,770	Meritor, Inc.*	4,020,424
63,543	Miller Industries, Inc.	2,534,095
9,573	RBC Bearings, Inc.*	1,601,850
176,858	Rexnord Corp.	6,695,844
145,242	Wabash National Corp.	2,316,610

		29,416,941

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Marine – 0.1%
173,279	Costamare, Inc. (Monaco)	$ 1,386,232

Media – 1.5%
5,950	Cardlytics, Inc.*	727,507
119,021	EW Scripps Co. (The), Class A	1,762,701
206,883	Gray Television, Inc.*	3,527,355
17,308	Loral Space & Communications, Inc.	439,623
41,486	TechTarget, Inc.*	3,099,004
325,561	TEGNA, Inc.	5,218,743

		14,774,933

Metals & Mining – 2.4%
396,141	Alcoa Corp.*	7,130,538
88,742	Allegheny Technologies, Inc.*	1,509,501
90,225	Arconic Corp.*	2,273,670
56,574	Carpenter Technology Corp.	1,767,372
40,078	Century Aluminum Co.*	390,760
245,479	Cleveland-Cliffs, Inc.	3,765,648
162,474	Coeur Mining, Inc.*	1,470,390
7,148	Commercial Metals Co.	140,744
65,505	Haynes International, Inc.	1,519,061
345,931	Hecla Mining Co.	1,968,347
26,846	Ryerson Holding Corp.*	331,280
87,645	SunCoke Energy, Inc.	432,090
34,214	TimkenSteel Corp.*	172,096
19,246	Worthington Industries, Inc.	1,007,336

		23,878,833

Mortgage Real Estate Investment Trusts (REITs) – 1.7%
90,881	Arlington Asset Investment Corp., Class A REIT*	328,989
131,727	ARMOUR Residential REIT, Inc. REIT	1,471,391
429,520	Capstead Mortgage Corp. REIT	2,293,637
68,989	Cherry Hill Mortgage Investment Corp. REIT	607,103
121,942	Chimera Investment Corp. REIT	1,231,614
86,152	Great Ajax Corp. REIT	848,597
339,560	PennyMac Mortgage Investment Trust REIT	5,857,410
143,158	Redwood Trust, Inc. REIT	1,228,296
133,295	TPG RE Finance Trust, Inc. REIT	1,302,292
298,947	Two Harbors Investment Corp. REIT	1,814,608

		16,983,937

Shares	Description	Value

Common Stocks – (continued)
Multiline Retail – 0.1%
99,024	Macy’s, Inc.	$ 1,489,321

Multi-Utilities – 0.8%
22,692	Black Hills Corp.	1,341,551
114,356	NorthWestern Corp.	6,228,971

		7,570,522

Oil, Gas & Consumable Fuels – 2.9%
266,972	Ardmore Shipping Corp. (Ireland)	854,310
69,875	Bonanza Creek Energy, Inc.*	1,443,618
31,685	Brigham Minerals, Inc., Class A	424,262
237,074	Clean Energy Fuels Corp.*	2,425,267
78,060	Diamond S Shipping, Inc.*	498,803
172,942	Green Plains, Inc.*	3,322,216
57,937	International Seaways, Inc.	927,571
214,086	Magnolia Oil & Gas Corp., Class A*	1,813,308
132,397	Matador Resources Co.*	2,023,026
225,097	Ovintiv, Inc.	3,547,529
30,497	PBF Energy, Inc., Class A	258,310
97,148	PDC Energy, Inc.*	2,109,083
36,864	Range Resources Corp.*	339,518
6,304	Renewable Energy Group, Inc.*	564,838
108,365	Scorpio Tankers, Inc. (Monaco)	1,348,061
185,257	SM Energy Co.	1,554,306
159,083	World Fuel Services Corp.	4,866,349

		28,320,375

Paper & Forest Products – 1.1%
32,124	Clearwater Paper Corp.*	1,223,282
9,053	Domtar Corp.	271,319
148,079	Glatfelter Corp.	2,317,436
158,190	Louisiana-Pacific Corp.	6,012,802
12,683	Neenah, Inc.	645,818

		10,470,657

Pharmaceuticals – 0.8%
61,134	ANI Pharmaceuticals, Inc.*	1,744,765
77,661	BioDelivery Sciences International, Inc.*	298,995
55,895	Phibro Animal Health Corp., Class A	1,159,262
111,365	Prestige Consumer Healthcare, Inc.*	4,454,600

		7,657,622

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – 0.2%
46,773	Huron Consulting Group, Inc.*	$ 2,477,098

Real Estate Management & Development – 0.7%
95,114	Kennedy-Wilson Holdings, Inc.	1,635,010
10,071	RE/MAX Holdings, Inc., Class A	364,771
32,015	Realogy Holdings Corp.*	454,613
56,991	Redfin Corp.*	4,058,329

		6,512,723

Road & Rail – 0.6%
5,667	Avis Budget Group, Inc.*	234,274
289,281	Marten Transport Ltd.	4,585,104
6,639	Universal Logistics Holdings, Inc.	140,747
36,207	Werner Enterprises, Inc.	1,420,762

		6,380,887

Semiconductors & Semiconductor Equipment – 1.3%
38,871	Ambarella, Inc.*	3,667,867
96,915	Axcelis Technologies, Inc.*	3,318,370
22,093	MACOM Technology Solutions Holdings, Inc.*	1,256,208
236,340	NeoPhotonics Corp.*	2,632,828
31,858	Rambus, Inc.*	605,143
18,613	Ultra Clean Holdings, Inc.*	718,462
10,627	Veeco Instruments, Inc.*	196,174

		12,395,052

Software – 1.5%
16,571	Box, Inc., Class A*	287,341
30,527	Cerence, Inc.*	3,416,277
103,683	ChannelAdvisor Corp.*	2,125,502
147,722	Cloudera, Inc.*	2,255,715
14,082	Domo, Inc., Class B*	892,658
7,031	Upland Software, Inc.*	335,308
24,860	Varonis Systems, Inc.*	4,394,502
41,516	Xperi Holding Corp.	799,598

		14,506,901

Specialty Retail – 5.4%
317,701	Abercrombie & Fitch Co., Class A	7,329,362
163,113	At Home Group, Inc.*	3,975,064
89,909	Bed Bath & Beyond, Inc. (a)	3,176,485
53,902	Boot Barn Holdings, Inc.*	3,085,350

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
146,358	Buckle, Inc. (The)	$ 5,754,797
127,722	Caleres, Inc.	1,929,879
80,723	Camping World Holdings, Inc., Class A	2,757,498
11,156	Conn’s, Inc.*	175,484
61,723	Container Store Group, Inc. (The)*	841,284
13,648	GameStop Corp., Class A*(a)	4,435,600
120,225	Haverty Furniture Cos., Inc.	3,930,155
16,582	Hibbett Sports, Inc.*	936,054
9,144	Lithia Motors, Inc., Class A	2,914,010
60,860	Lumber Liquidators Holdings, Inc.*	1,701,646
108,816	MarineMax, Inc.*	4,551,773
54,255	Signet Jewelers Ltd.*	2,203,838
2,521	Sleep Number Corp.*	271,613
29,261	Tilly’s, Inc., Class A	286,758
69,661	Zumiez, Inc.*	3,000,996

		53,257,646

Technology Hardware, Storage & Peripherals – 0.7%
91,763	3D Systems Corp.*(a)	3,261,257
31,685	Immersion Corp.*	400,815
94,588	Super Micro Computer, Inc.*	2,932,228

		6,594,300

Textiles, Apparel & Luxury Goods – 1.0%
40,825	Crocs, Inc.*	2,858,566
15,696	Fossil Group, Inc.*	227,592
122,324	G-III Apparel Group Ltd.*	3,307,641
7,910	Movado Group, Inc.	163,421
115,310	Wolverine World Wide, Inc.	3,302,478

		9,859,698

Thrifts & Mortgage Finance – 1.7%
27,395	Essent Group Ltd.	1,145,933
159,432	Flagstar Bancorp, Inc.	6,831,661
119,233	Meridian Bancorp, Inc.	1,806,380
255,605	Washington Federal, Inc.	6,691,739

		16,475,713

Tobacco – 0.2%
204,493	Vector Group Ltd.	2,400,748

Trading Companies & Distributors – 3.3%
136,145	Boise Cascade Co.	6,484,586

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
6,360	DXP Enterprises, Inc.*	$ 147,488
206,941	H&E Equipment Services, Inc.	5,686,739
44,468	Herc Holdings, Inc.*	2,845,063
401,091	MRC Global, Inc.*	2,771,539
358,607	NOW, Inc.*	2,972,852
159,861	Rush Enterprises, Inc., Class A	6,712,563
79,715	Titan Machinery, Inc.*	1,697,930
75,827	Triton International Ltd. (Bermuda)	3,513,823

		32,832,583

TOTAL COMMON STOCKS (Cost $818,933,329)		$966,873,748

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $818,933,329)		$966,873,748

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
9,291,940	0.026%	$ 9,291,940
(Cost $9,291,940)

TOTAL INVESTMENTS – 99.4% (Cost $828,225,269)		$976,165,688

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		5,990,594

NET ASSETS – 100.0%		$982,156,282

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Aerospace & Defense – 0.5%
3,317	Boeing Co. (The)	$ 644,128
13,944	Teledyne Technologies, Inc.*	4,978,148

		5,622,276

Air Freight & Logistics – 0.5%
7,049	FedEx Corp.	1,658,912
22,202	United Parcel Service, Inc., Class B	3,441,310

		5,100,222

Auto Components – 0.6%
199,278	Gentex Corp.	6,586,138

Automobiles – 2.9%
1,058,531	Ford Motor Co.*	11,146,331
75,768	General Motors Co.	3,839,922
19,547	Tesla, Inc.*	15,511,131

		30,497,384

Banks – 1.4%
24,258	First Republic Bank	3,517,167
19,182	JPMorgan Chase & Co.	2,468,148
11,761	Signature Bank	1,942,800
210,008	Wells Fargo & Co.	6,275,039

		14,203,154

Beverages – 1.3%
1,837	Boston Beer Co., Inc. (The), Class A*	1,684,327
132,058	Monster Beverage Corp.*	11,466,596

		13,150,923

Biotechnology – 1.5%
6,361	Biogen, Inc.*	1,797,682
8,973	Seagen, Inc.*	1,473,995
53,976	Vertex Pharmaceuticals, Inc.*	12,364,822

		15,636,499

Building Products – 0.6%
17,533	Lennox International, Inc.	4,830,166
16,310	Masco Corp.	885,796

		5,715,962

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – 1.8%
31,350	CME Group, Inc.	$ 5,697,549
2,489	Evercore, Inc., Class A	271,550
2,827	Interactive Brokers Group, Inc., Class A	172,984
37,928	S&P Global, Inc.	12,023,176

		18,165,259

Chemicals – 2.1%
247,611	Axalta Coating Systems Ltd.*	6,683,021
9,394	Celanese Corp.	1,147,477
17,946	Chemours Co. (The)	472,698
17,321	Corteva, Inc.	690,415
33,334	Element Solutions, Inc.	567,678
17,575	Sherwin-Williams Co. (The)	12,158,385

		21,719,674

Commercial Services & Supplies – 0.0%
2,537	Clean Harbors, Inc.*	196,516

Communications Equipment – 0.3%
34,752	Lumentum Holdings, Inc.*	3,259,738

Construction Materials – 0.1%
4,117	Eagle Materials, Inc.	452,994
2,203	Martin Marietta Materials, Inc.	633,164
2,039	Vulcan Materials Co.	304,096

		1,390,254

Consumer Finance – 3.0%
270,819	Ally Financial, Inc.	10,247,791
92,758	Capital One Financial Corp.	9,670,949
23,470	Santander Consumer USA Holdings, Inc.	518,687
301,250	Synchrony Financial	10,137,062

		30,574,489

Diversified Consumer Services – 0.0%
18,155	H&R Block, Inc.	312,811

Diversified Financial Services – 1.4%
17,990	Berkshire Hathaway, Inc., Class B*	4,099,381
173,397	Jefferies Financial Group, Inc.	4,048,820
106,412	Voya Financial, Inc.	5,901,610

		14,049,811

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 0.1%
10,325	AMETEK, Inc.	$ 1,169,409

Electronic Equipment, Instruments & Components – 0.1%
7,187	Arrow Electronics, Inc.*	701,667
16,282	Jabil, Inc.	673,586

		1,375,253

Energy Equipment & Services – 0.2%
101,326	NOV, Inc.	1,254,416
34,388	Schlumberger NV	763,757

		2,018,173

Entertainment – 2.3%
44,055	Activision Blizzard, Inc.	4,009,005
22,199	Netflix, Inc.*	11,818,526
8,548	Roku, Inc.*	3,325,428
1,680	Take-Two Interactive Software, Inc.*	336,756
24,777	Walt Disney Co. (The)*	4,166,748

		23,656,463

Equity Real Estate Investment Trusts (REITs) – 4.5%
26,068	AvalonBay Communities, Inc. REIT	4,266,550
16,672	Camden Property Trust REIT	1,703,045
107,179	Equity LifeStyle Properties, Inc. REIT	6,520,770
20,544	Gaming and Leisure Properties, Inc. REIT	844,975
162,140	Invitation Homes, Inc. REIT	4,779,887
21,212	Mid-America Apartment Communities, Inc. REIT	2,815,893
125,930	Prologis, Inc. REIT	12,995,976
31,508	SBA Communications Corp. REIT	8,465,254
14,247	Sun Communities, Inc. REIT	2,039,173
53,253	VEREIT, Inc. REIT	1,876,103

		46,307,626

Food & Staples Retailing – 3.1%
44,090	Costco Wholesale Corp.	15,538,639
118,847	Walmart, Inc.	16,696,815

		32,235,454

Food Products – 0.1%
11,821	Ingredion, Inc.	892,131

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 3.8%
1,985	Align Technology, Inc.*	$ 1,042,879
13,796	Cooper Cos., Inc. (The)	5,022,296
26,489	Danaher Corp.	6,300,144
9,024	Edwards Lifesciences Corp.*	745,202
102,739	Hologic, Inc.*	8,191,380
23,415	Quidel Corp.*	5,876,463
1,013	Teleflex, Inc.	382,539
38,349	West Pharmaceutical Services, Inc.	11,485,142

		39,046,045

Health Care Providers & Services – 3.3%
33,039	Anthem, Inc.	9,811,922
16,575	Cardinal Health, Inc.	890,575
1,481	Chemed Corp.	767,010
3,763	Encompass Health Corp.	302,545
74,291	HCA Healthcare, Inc.	12,070,802
86,791	Universal Health Services, Inc., Class B	10,821,102

		34,663,956

Hotels, Restaurants & Leisure – 1.1%
7,879	Chipotle Mexican Grill, Inc.*	11,660,920

Household Products – 0.0%
1,280	Procter & Gamble Co. (The)	164,109

Independent Power and Renewable Electricity Producers – 0.3%
133,927	AES Corp. (The)	3,266,479

Industrial Conglomerates – 0.0%
24,851	General Electric Co.	265,409

Insurance – 3.7%
577	Alleghany Corp.	327,073
28,162	American Financial Group, Inc.	2,651,171
37,303	Aon PLC, Class A	7,576,239
257,801	Arch Capital Group Ltd.*	8,097,530
11,197	Athene Holding Ltd., Class A*	457,845
72,620	Chubb Ltd.	10,578,555
2,218	Everest Re Group Ltd.	468,176
56,691	First American Financial Corp.	2,964,372
36,893	Globe Life, Inc.	3,334,758
54,782	Old Republic International Corp.	991,554
3,783	Primerica, Inc.	527,010

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
8,915	W. R. Berkley Corp.	$ 553,978

		38,528,261

Interactive Media & Services – 6.5%
3,044	Alphabet, Inc., Class A*	5,562,484
16,103	Alphabet, Inc., Class C*	29,560,921
117,757	Facebook, Inc., Class A*	30,420,166
26,787	Pinterest, Inc., Class A*	1,835,177
4,007	Zillow Group, Inc., Class C*	522,753

		67,901,501

Internet & Direct Marketing Retail – 4.6%
13,383	Amazon.com, Inc.*	42,908,575
13,435	Etsy, Inc.*	2,674,774
9,267	Wayfair, Inc., Class A*	2,523,589

		48,106,938

IT Services – 7.5%
34,757	Accenture PLC, Class A	8,408,413
9,444	Booz Allen Hamilton Holding Corp.	804,346
102,149	Fidelity National Information Services, Inc.	12,611,316
19,006	Fiserv, Inc.*	1,951,726
32,024	Global Payments, Inc.	5,652,876
55,720	International Business Machines Corp.	6,636,809
82,479	PayPal Holdings, Inc.*	19,325,655
9,089	Square, Inc., Class A*	1,962,860
1,297	VeriSign, Inc.*	251,709
64,903	Visa, Inc., Class A	12,542,505
351,648	Western Union Co. (The)	7,831,201

		77,979,416

Life Sciences Tools & Services – 2.5%
5,047	IQVIA Holdings, Inc.*	897,357
9,481	Mettler-Toledo International, Inc.*	11,074,756
1,610	PerkinElmer, Inc.	236,783
25,865	Thermo Fisher Scientific, Inc.	13,183,390

		25,392,286

Machinery – 3.0%
74,365	Caterpillar, Inc.	13,596,897
14,523	Donaldson Co., Inc.	863,247
9,097	Illinois Tool Works, Inc.	1,766,728
32,321	Otis Worldwide Corp.	2,089,553

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
17,895	PACCAR, Inc.	$ 1,632,382
42,358	Parker-Hannifin Corp.	11,208,350

		31,157,157

Media – 0.6%
1,420	Nexstar Media Group, Inc., Class A	161,411
99,154	Omnicom Group, Inc.	6,185,227

		6,346,638

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
30,197	Starwood Property Trust, Inc. REIT	566,496

Multiline Retail – 1.6%
83,342	Kohl’s Corp.	3,672,049
73,903	Target Corp.	13,389,006

		17,061,055

Multi-Utilities – 0.4%
34,460	Sempra Energy	4,264,770

Oil, Gas & Consumable Fuels – 0.8%
21,508	Chevron Corp.	1,832,482
93,197	EOG Resources, Inc.	4,749,319
2,920	Exxon Mobil Corp.	130,933
23,975	Hess Corp.	1,294,170

		8,006,904

Personal Products – 1.3%
49,909	Estee Lauder Cos., Inc. (The), Class A	11,810,965
39,794	Herbalife Nutrition Ltd.*	2,027,902

		13,838,867

Pharmaceuticals – 4.4%
30,198	Jazz Pharmaceuticals PLC*	4,695,789
150,291	Johnson & Johnson	24,516,971
48,783	Merck & Co., Inc.	3,759,706
81,202	Zoetis, Inc.	12,525,408

		45,497,874

Professional Services – 0.0%
216	CoStar Group, Inc.*	194,337

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 1.3%
2,924	AMERCO	$ 1,352,175
6,172	Kansas City Southern	1,250,879
35,763	Old Dominion Freight Line, Inc.	6,938,022
73,115	Uber Technologies, Inc.*	3,723,747

		13,264,823

Semiconductors & Semiconductor Equipment – 4.1%
19,781	Advanced Micro Devices, Inc.*	1,694,045
130,561	Applied Materials, Inc.	12,622,637
19,527	First Solar, Inc.*	1,936,102
121,646	Intel Corp.	6,752,569
15,111	KLA Corp.	4,232,138
16,629	Lam Research Corp.	8,047,605
3,988	Micron Technology, Inc.*	312,141
480	NVIDIA Corp.	249,403
35,480	NXP Semiconductors NV (Netherlands)	5,693,476
8,180	Texas Instruments, Inc.	1,355,344

		42,895,460

Software – 7.8%
7,076	Cadence Design Systems, Inc.*	922,640
610	Fair Isaac Corp.*	274,567
296,690	Microsoft Corp.	68,820,212
107,432	Oracle Corp.	6,492,116
3,695	Palo Alto Networks, Inc.*	1,296,021
8,428	Zoom Video Communications, Inc., Class A*	3,135,806

		80,941,362

Specialty Retail – 2.5%
139,183	Dick’s Sporting Goods, Inc.	9,326,653
87,803	L Brands, Inc.	3,578,850
3,973	Ross Stores, Inc.	442,155
198,865	TJX Cos., Inc. (The)	12,735,315

		26,082,973

Technology Hardware, Storage & Peripherals – 6.3%
454,117	Apple, Inc.	59,925,279
38,564	Dell Technologies, Inc., Class C*	2,810,930
28,372	HP, Inc.	690,575
26,889	Western Digital Corp.	1,517,346

		64,944,130

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 1.7%
110,789	NIKE, Inc., Class B	$ 14,800,303
95,444	Tapestry, Inc.	3,017,939

		17,818,242

Tobacco – 1.4%
182,794	Philip Morris International, Inc.	14,559,542

Trading Companies & Distributors – 0.1%
1,174	United Rentals, Inc.*	285,294
1,241	Watsco, Inc.	295,966

		581,260

TOTAL INVESTMENTS – 99.1% (Cost $797,082,827)		$1,028,832,829

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		9,674,029

NET ASSETS – 100.0%		$1,038,506,858

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to the exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds may enter into master netting agreement with borrowers, which provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure t the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of January 31, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities where applicable. The Large Cap Growth Insights, Large Cap Value Insights Small Cap Equity Insights and U.S. Equity Insights Funds did not have securities on loan as of January 31, 2021.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

D. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2021:

LARGE CAP GROWTH INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$5,510,058	$—	$—
North America	1,907,725,701	—	—

Total	$1,913,235,759	$—	$—

LARGE CAP VALUE INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$3,841,139	$—	$—
North America	351,711,240	—	—
South America	103,068	—	—

Total	$355,655,447	$—	$—

SMALL CAP EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,557,095	$—	$—
Europe	1,819,850	—	—
North America	502,432,677	—	11,564
Investment Company	485,711	—	—

Total	$509,295,333	$—	$11,564

Derivative Type

Liabilities(b)
Futures Contracts	$(105,493)	$—	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

SMALL CAP GROWTH INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$13,577,128	$—	$—
Europe	1,168,773	—	—
North America	1,148,032,588	—	—
Securities Lending Reinvestment Vehicle	17,394,520	—	—

Total	$1,180,173,009	$—	$—

SMALL CAP VALUE INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,753,257	$—	$—
Europe	5,681,301	—	—
North America	959,439,190	—	—
Securities Lending Reinvestment Vehicle	9,291,940	—	—

Total	$976,165,688	$—	$—

U.S. EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$5,693,476	$—	$—
North America	1,023,139,353	—	—

Total	$1,028,832,829	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized loss at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Large Cap Growth Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.